UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-0.62%	4.69%	5.54%
Class T (incl. 4.00% sales charge)	-0.62%	4.72%	5.55%
Class B (incl. contingent deferred sales charge) A	-2.13%	4.49%	5.44%
Class C (incl. contingent deferred sales charge) B	1.78%	4.78%	5.17%

A Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2004, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global taxable investment-grade bonds posted mixed results for the 12-month period ending December 31, 2014. Despite a relatively calm year overall, rising divergences and weak global growth provoked market gyrations in the final quarter of 2014. A strengthening expansion and waning stimulus in the U.S. - contrasted with disappointing growth and more policy easing in other major economies - led to rising exchange-rate volatility, tumbling energy and commodities prices, and falling bond yields. Among the asset classes that make up the Fidelity Strategic Income Composite IndexSM, emerging-markets debt achieved the highest return. The J.P. Morgan Emerging Markets Bond Index Global rose 5.53%, partly due to strong demand in Latin American emerging markets during the first half of the period. Elsewhere, the Barclays® U.S. Government Bond Index returned 4.92%, with investors gravitating more toward U.S. government bonds as the year wore on. The BofA Merrill LynchSM US High Yield Constrained Index - a measure of domestic high-yield bonds - rose 2.51%, with latter-half weakness eroding gains achieved earlier in the year. Non-U.S. developed-markets debt, represented by the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, returned -0.83%, hurt by the relative weakness of the yen and euro, amid lackluster global economic growth and slowing inflation.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 3.52%, 3.52%, 2.80% and 2.76%, respectively (excluding sales charges), straddling the 3.20% result of the Fidelity Strategic Income Composite IndexSM. Versus the index, a lighter-than-index stake in U.S. government bonds detracted, as the asset class benefited from investors' flight to safety, while an underweighting in foreign developed-markets debt proved a plus because these securities declined during the year. Security selection in the high-yield sleeve was by far the biggest contributor to the fund's relative return. Much of the subportfolio's outperformance came from positioning in energy, along with solid security selection in air transportation and technology. The U.S. government bond sleeve and the developed-markets debt subportfolio also outperformed their respective indexes and lifted the fund's relative result. On the flip side, the EM debt sleeve struggled due to its positioning in Venezuela. A rally in Venezuela's bond prices, which benefited the subportfolio in the first half of the year, reversed sharply later in 2014 due to local political issues and a subsequent collapse in the price of oil.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	.98%
Actual		$ 1,000.00	$ 977.40	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	.98%
Actual		$ 1,000.00	$ 977.40	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class B	1.67%
Actual		$ 1,000.00	$ 974.10	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.79	$ 8.49
Class C	1.72%
Actual		$ 1,000.00	$ 973.70	$ 8.56
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Institutional Class	.76%
Actual		$ 1,000.00	$ 978.90	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of December 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.4	16.6
Buoni Poliennali del Tesoro	2.4	3.2
Japan Government	2.1	2.4
Canadian Government	2.0	2.4
Freddie Mac	1.6	1.8
	26.5
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.4	9.6
Financials	10.0	9.8
Energy	6.2	6.8
Telecommunication Services	5.5	5.3
Industrials	4.9	4.7
Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
U.S. Government and U.S. Government Agency Obligations† 24.6%	U.S. Government and U.S. Government Agency Obligations† 24.3%
AAA,AA,A 9.9%	AAA,AA,A 10.2%
BBB 10.1%	BBB 12.0%
BB 17.6%	BB 17.1%
B 17.2%	B 17.0%
CCC,CC,C 6.5%	CCC,CC,C 8.2%
D 0.0%	D 0.0%*
Not Rated 4.2%	Not Rated 6.2%
Other Investments 5.3%	Other Investments 1.3%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 3.7%

† Includes NCUA Guaranteed Notes.

* Amount represents less than 0.1%.

Annual Report

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2014*	As of June 30, 2014**
Preferred Securities 2.5%	Preferred Securities 2.1%
Corporate Bonds 39.0%	Corporate Bonds 41.7%
U.S. Government and U.S. Government Agency Obligations† 24.6%	U.S. Government and U.S. Government Agency Obligations† 24.3%
Foreign Government & Government Agency Obligations 18.1%	Foreign Government & Government Agency Obligations 23.5%
Bank Loan Obligations 5.8%	Bank Loan Obligations 3.2%
Stocks 5.3%	Stocks 1.3%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 4.6%	Short-Term Investments and Net Other Assets (Liabilities) 3.7%

* Foreign investments	33.9%	** Foreign investments	37.7%
* Futures and Swaps	1.8%	** Futures and Swaps	1.6%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.0%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.7%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	5,600	$ 9,035
4.7201% 7/31/18 (Reg. S)	GBP	2,500	4,170
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	1,045
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(j)		2,025	223
Chassix, Inc. 9.25% 8/1/18 (f)		7,635	5,154
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,579
6% 9/15/23		3,475	3,631
6.75% 2/15/21		1,400	1,481
Delphi Corp. 5% 2/15/23		9,005	9,613
Exide Technologies 8.625% 2/1/18 (c)		2,135	104
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,468
Lear Corp. 4.75% 1/15/23		6,305	6,289
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(j)		2,965	3,054
6.75% 11/15/22 pay-in-kind (f)(j)		3,940	4,117
Tenneco, Inc. 6.875% 12/15/20		6,205	6,562
			63,525
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		7,620	8,011
8.25% 6/15/21		7,620	8,439
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,188
			18,638
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		1,500	1,508
LKQ Corp. 4.75% 5/15/23		1,090	1,046
			2,554
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 9.75% 9/1/19 (f)(j)		23,025	23,716
Hotels, Restaurants & Leisure - 1.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		1,760	1,408
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	17,280	6,127
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		25,700	22,616
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,550
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 5.625% 3/1/23		$ 4,185	$ 4,143
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,850	1,892
4.875% 11/1/20		4,845	4,906
5.375% 11/1/23		3,845	3,980
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	11,477
Landry's Acquisition Co. 9.375% 5/1/20 (f)		905	959
MCE Finance Ltd. 5% 2/15/21 (f)		11,220	10,491
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(j)		2,333	2,275
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,524
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,152
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		1,835	1,798
11% 10/1/21 (f)		8,904	8,103
Playa Resorts Holding BV 8% 8/15/20 (f)		4,750	4,738
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,338
Scientific Games Corp. 10% 12/1/22 (f)		8,915	8,168
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,515
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (c)(f)		467	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		2,655	2,522
5.375% 3/15/22		7,285	7,394
			121,076
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		3,165	3,292
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,712
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,385
4.75% 2/15/23		2,465	2,453
5.75% 8/15/23		2,155	2,284
Lennar Corp. 4.5% 11/15/19		3,345	3,320
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,246
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 24,830	$ 25,451
6.875% 2/15/21		6,200	6,471
7.125% 4/15/19		4,910	5,076
8.25% 2/15/21		6,920	7,093
8.5% 5/15/18 (e)		445	454
9.875% 8/15/19		4,100	4,346
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,442
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,548
8.375% 1/15/21		4,340	4,915
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,136
Toll Brothers Finance Corp.:
4.375% 4/15/23		7,560	7,409
5.625% 1/15/24		670	707
5.875% 2/15/22		5,640	6,021
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,408
			103,169
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	4,170
Media - 3.4%
Altice SA 7.75% 5/15/22 (f)		24,970	25,017
AMC Networks, Inc. 4.75% 12/15/22		3,080	2,988
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)		6,130	6,207
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	9,417
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		980	987
5.625% 2/15/24 (f)		1,060	1,065
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,618
5.25% 3/15/21		4,975	5,012
5.25% 9/30/22		7,240	7,222
5.75% 9/1/23		670	678
5.75% 1/15/24		4,245	4,287
6.5% 4/30/21		10,200	10,710
6.625% 1/31/22		8,220	8,734
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
CCOH Safari LLC:
5.5% 12/1/22		$ 4,480	$ 4,547
5.75% 12/1/24		4,480	4,530
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,526
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,607
5.125% 12/15/22		1,470	1,437
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (j)		4,851	3,913
DISH DBS Corp.:
5% 3/15/23		8,155	7,890
5.125% 5/1/20		485	489
5.875% 7/15/22		15,180	15,560
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		2,245	2,301
Gannett Co., Inc.:
4.875% 9/15/21 (f)		3,210	3,186
5.5% 9/15/24 (f)		3,210	3,218
Liberty Media Corp. 8.5% 7/15/29		6,535	7,156
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		14,840	16,398
MDC Partners, Inc. 6.75% 4/1/20 (f)		5,465	5,629
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(j)		7,550	7,361
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		2,335	2,347
Numericable Group SA:
4.875% 5/15/19 (f)		6,705	6,646
6% 5/15/22 (f)		27,965	28,119
6.25% 5/15/24 (f)		26,328	26,525
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,832
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		2,660	2,740
Regal Entertainment Group 5.75% 6/15/23		9,410	8,798
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,903
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		5,800	5,713
4.625% 5/15/23 (f)		2,450	2,291
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.: - continued
5.25% 8/15/22 (f)		$ 6,945	$ 7,292
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	5,000	6,393
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,337
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,690	6,927
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,789
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(j)		955	960
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		955	898
6.75% 4/15/22 (f)		3,825	3,356
			315,556
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,320	1,333
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(j)		2,275	2,321
Jaguar Land Rover PLC 4.25% 11/15/19 (f)		4,485	4,496
L Brands, Inc. 5.625% 10/15/23		4,625	4,995
L Brands, Inc. 5.625% 2/15/22		6,880	7,396
Sally Holdings LLC 6.875% 11/15/19		3,305	3,512
Sonic Automotive, Inc. 5% 5/15/23		800	776
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		1,580	1,623
			26,452
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (f)		1,720	1,651
7.75% 2/1/19		1,418	1,469
PVH Corp. 4.5% 12/15/22		10,925	10,788
			13,908
TOTAL CONSUMER DISCRETIONARY			692,764
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		3,190	3,214
4.75% 11/15/24		4,475	4,531
			7,745
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(j)		$ 2,230	$ 1,673
9.25% 2/15/19 (f)		3,070	2,824
ESAL GmbH 6.25% 2/5/23 (f)		10,175	9,641
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		1,265	1,233
Rite Aid Corp.:
6.75% 6/15/21		12,320	12,720
9.25% 3/15/20		3,570	3,896
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,465	1,597
			33,584
Food Products - 0.5%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,095
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,915	6,303
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		5,550	5,800
H.J. Heinz Co. 4.25% 10/15/20		9,880	9,979
JBS Investments GmbH 7.25% 4/3/24 (f)		5,755	5,697
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		2,960	3,049
8.25% 2/1/20 (f)		3,315	3,489
Post Holdings, Inc.:
6% 12/15/22 (f)		2,340	2,194
7.375% 2/15/22		2,500	2,500
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,681
			45,787
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,415	1,475
6.625% 11/15/22		1,675	1,771
			3,246
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,431
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,235	1,130
Prestige Brands, Inc. 8.125% 2/1/20		770	820
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,693
			22,074
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Imperial Tobacco Finance 3.375% 2/26/26 (Reg. S)	EUR	5,300	$ 7,261
TOTAL CONSUMER STAPLES			119,697
ENERGY - 5.6%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 10/15/22		$ 3,640	2,730
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (f)		3,100	2,666
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		3,200	2,720
Forbes Energy Services Ltd. 9% 6/15/19		3,755	2,253
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,499
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	108
McDermott International, Inc. 8% 5/1/21 (f)		3,940	2,758
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,725	4,065
7.5% 11/1/19		2,265	1,687
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	8,726
Precision Drilling Corp.:
5.25% 11/15/24 (f)		4,310	3,568
6.5% 12/15/21		940	797
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,076
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,502
			41,155
Oil, Gas & Consumable Fuels - 5.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,110
4.875% 3/15/24		2,630	2,669
Afren PLC:
6.625% 12/9/20 (f)		2,315	1,296
10.25% 4/8/19 (Reg. S)		5,960	3,874
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)		13,580	9,981
7.375% 11/1/21 (f)		2,280	1,676
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		3,175	3,016
6.625% 10/1/20		4,825	4,909
California Resources Corp. 6% 11/15/24 (f)		655	553
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		$ 4,800	$ 4,992
Carrizo Oil & Gas, Inc.:
7.5% 9/15/20		670	643
7.5% 9/15/20 (f)		7,375	7,080
8.625% 10/15/18		3,110	3,110
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,255
Citgo Petroleum Corp. 6.25% 8/15/22 (f)		6,280	6,374
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,182
6.5% 1/15/22		6,135	6,411
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,387
6.125% 3/1/22		7,890	7,535
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	6,926
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	90
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	4,741
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		2,615	2,314
Energy Partners Ltd. 8.25% 2/15/18		11,490	8,732
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	3,149
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		1,765	1,783
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,232
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,780	3,842
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		1,030	999
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	1,708
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,765	3,577
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)		3,810	3,353
7.625% 4/15/21 (f)		4,325	4,347
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,826
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		13,230	9,956
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)		2,275	1,927
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		$ 3,905	$ 3,280
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (f)		3,115	3,334
Kodiak Oil & Gas Corp. 5.5% 1/15/21		2,030	2,035
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		2,995	2,531
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		5,910	5,526
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		3,215	3,255
6.25% 6/15/22		8,458	8,754
Newfield Exploration Co. 5.625% 7/1/24		5,200	5,145
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,267
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		5,360	4,610
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		11,504	10,008
Pan American Energy LLC 7.875% 5/7/21 (f)		1,985	2,015
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,372
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,090	12,809
6.625% 6/15/38		465	534
8.625% 12/1/23 (e)		500	620
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		7,690	7,118
Petroleos de Venezuela SA:
6% 5/16/24 (f)		2,200	836
6% 11/15/26 (f)		4,755	1,736
8.5% 11/2/17 (f)		57,110	32,667
9% 11/17/21 (Reg. S)		3,065	1,341
9.75% 5/17/35 (f)		14,705	6,544
12.75% 2/17/22 (f)		8,755	4,662
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,453
4.875% 1/24/22		3,930	4,116
4.875% 1/18/24		3,685	3,829
5.5% 1/21/21		3,470	3,756
5.5% 6/27/44		6,740	6,875
5.5% 6/27/44 (f)		3,250	3,315
6.375% 1/23/45		9,700	10,985
6.5% 6/2/41		9,685	11,114
6.625% (f)(g)		17,663	17,884
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero:
4.3% 5/20/23 (f)		$ 2,930	$ 2,798
4.3% 5/20/23 (Reg S.)		600	573
4.875% 5/3/22 (f)		2,940	2,940
5.25% 5/23/21 (f)		3,385	3,487
5.625% 5/20/43 (f)		2,830	2,660
5.625% 5/20/43 (Reg. S)		1,300	1,222
6% 5/3/42 (f)		4,020	3,925
6.5% 5/27/41 (f)		6,080	6,217
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,568
Range Resources Corp.:
5% 8/15/22		6,060	6,060
5% 3/15/23		9,130	9,130
5.75% 6/1/21		2,030	2,096
Rice Energy, Inc. 6.25% 5/1/22 (f)		2,675	2,488
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,173
5.875% 6/1/22		4,750	4,275
RSP Permian, Inc. 6.625% 10/1/22 (f)		1,785	1,660
SemGroup Corp. 7.5% 6/15/21		4,100	4,100
Sibur Securities Ltd. 3.914% 1/31/18 (f)		3,240	2,624
Southern Star Central Corp. 5.125% 7/15/22 (f)		2,570	2,583
Teekay Corp. 8.5% 1/15/20		3,695	4,110
Teine Energy Ltd. 6.875% 9/30/22 (f)		4,615	3,554
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,297
Tesoro Corp. 5.375% 10/1/22		3,340	3,382
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		2,540	2,521
5.875% 10/1/20		791	795
6.125% 10/15/21		2,735	2,728
6.25% 10/15/22 (f)		2,715	2,708
W&T Offshore, Inc. 8.5% 6/15/19		4,890	3,203
Western Refining, Inc. 6.25% 4/1/21		6,375	6,216
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,254
5.75% 3/15/21		3,480	3,228
WPX Energy, Inc. 6% 1/15/22		7,035	6,771
YPF SA:
8.75% 4/4/24 (f)		9,090	9,238
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA: - continued
8.875% 12/19/18 (f)		$ 9,575	$ 9,902
Zhaikmunai International BV 7.125% 11/13/19 (f)		5,455	4,708
			490,075
TOTAL ENERGY			531,230
FINANCIALS - 7.0%
Banks - 1.6%
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,169	1,233
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	8,196
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,580	4,778
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		9,885	7,414
CIT Group, Inc.:
5% 8/15/22		8,305	8,533
5.375% 5/15/20		10,385	10,976
5.5% 2/15/19 (f)		10,070	10,624
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	9,300	11,726
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		845	710
Development Bank of Philippines 8.375% (g)(j)		6,765	7,273
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,146
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,575	4,667
6.25% 4/30/19 (f)		1,225	1,271
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		6,095	6,247
7.75% 7/5/17 (Reg. S)		1,100	1,128
GTB Finance BV:
6% 11/8/18 (f)		5,530	5,143
7.5% 5/19/16 (f)		4,275	4,275
HBOS PLC 4.5% 3/18/30 (j)	EUR	900	1,195
HSBC Bank PLC 5% 3/20/23 (j)	GBP	4,416	7,321
HSBK BV 7.25% 5/3/17 (f)		4,820	4,820
JPMorgan Chase Bank 3.5% 12/18/26	GBP	5,000	8,161
Lloyds Bank PLC 5.75% 7/9/25 (j)	GBP	6,050	10,299
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,840	2,499
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	$ 10,743
RSHB Capital SA 6% 6/3/21 (f)(j)		$ 1,535	1,054
SB Capital SA 5.5% 2/26/24 (f)(j)		6,140	4,510
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		2,015	2,148
Zenith Bank PLC 6.25% 4/22/19 (f)		6,770	6,170
			155,260
Capital Markets - 0.3%
Deutsche Bank AG 1.25% 9/8/21	EUR	11,200	13,877
Goldman Sachs Group, Inc. 2.875% 6/3/26 (Reg. S)	EUR	3,900	5,221
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	7,191	8,853
			27,951
Consumer Finance - 2.6%
Ally Financial, Inc.:
5.125% 9/30/24		12,780	12,972
7.5% 9/15/20		38,049	44,612
8% 3/15/20		16,853	19,887
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		2,105	2,131
General Motors Acceptance Corp. 8% 11/1/31		21,681	27,589
GMAC LLC 8% 11/1/31		64,378	82,082
Navient Corp.:
5% 10/26/20		3,110	3,052
5.875% 10/25/24		6,710	6,391
SLM Corp.:
5.5% 1/25/23		22,735	21,769
7.25% 1/25/22		12,720	13,801
8% 3/25/20		7,185	7,957
			242,243
Diversified Financial Services - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		8,055	8,156
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	5,805
City of Buenos Aires 9.95% 3/1/17 (f)		5,520	5,630
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,242
5.875% 2/1/22		18,530	18,611
6% 8/1/20		25,690	26,466
ING Bank NV 6.125% 5/29/23 (j)	EUR	5,195	7,177
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 3,320	$ 3,238
MSCI, Inc. 5.25% 11/15/24 (f)		2,735	2,831
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (j)	EUR	6,350	8,204
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,730	1,529
7.75% 1/27/18		8,325	5,204
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,046
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	3,800	4,780
			111,919
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		9,770	9,721
Society of Lloyd's 4.75% 10/30/24	GBP	3,600	5,794
			15,515
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,435
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	709
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,606
6.875% 5/1/21		7,955	8,512
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,710
Prologis LP 3% 6/2/26	EUR	6,000	7,914
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,877
			46,763
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		7,430	7,593
5.25% 3/15/25		2,130	2,173
Deutsche Annington Finance BV 4% (Reg. S) (g)(j)	EUR	5,000	6,111
Howard Hughes Corp. 6.875% 10/1/21 (f)		10,865	11,245
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	281
11.5% 7/20/20 (Reg. S)		15	16
Realogy Corp. 9% 1/15/20 (f)		3,740	4,095
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	5,418	6,990
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		$ 7,370	$ 7,259
7.75% 4/15/20 (f)		2,754	2,919
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		2,545	2,510
5.875% 6/15/24 (f)		6,140	6,140
			57,332
TOTAL FINANCIALS			656,983
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.4%
AmSurg Corp. 5.625% 7/15/22 (f)		4,130	4,233
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,075
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,222
5.25% 4/15/25		13,180	13,773
5.875% 3/15/22		19,190	21,013
5.875% 5/1/23		7,155	7,540
6.5% 2/15/20		9,920	11,115
7.5% 2/15/22		12,110	13,836
7.75% 5/15/21		6,743	7,181
HealthSouth Corp. 5.75% 11/1/24		3,000	3,120
InVentiv Health, Inc. 11% 8/15/18 (e)(f)		905	790
Kindred Escrow Corp. II:
8% 1/15/20 (f)		4,440	4,718
8.75% 1/15/23 (f)		3,330	3,584
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		2,060	2,106
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		4,520	4,588
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,137
5.5% 2/1/21		2,250	2,340
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	10,848
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,178
			130,397
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(j)		$ 4,255	$ 4,349
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	8,500	10,643
			14,992
Pharmaceuticals - 0.3%
Merck KGaA:
2.625% 12/12/74 (Reg. S) (j)	EUR	2,700	3,303
3.375% 12/12/74 (Reg. S) (j)	EUR	1,500	1,878
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		5,922	6,396
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		1,615	1,635
6.75% 8/15/21 (f)		4,210	4,399
7.5% 7/15/21 (f)		4,070	4,396
VPI Escrow Corp. 6.375% 10/15/20 (f)		9,225	9,640
			31,647
TOTAL HEALTH CARE			177,036
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		800	579
Bombardier, Inc. 6.125% 1/15/23 (f)		4,810	4,906
GenCorp, Inc. 7.125% 3/15/21		1,340	1,403
Huntington Ingalls Industries, Inc. 5% 12/15/21 (f)		2,700	2,747
KLX, Inc. 5.875% 12/1/22 (f)		4,615	4,661
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,928
			19,224
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		5,235	5,471
Airlines - 0.7%
Air Canada:
5.375% 11/15/22 (f)		1,592	1,616
7.75% 4/15/21 (f)		3,800	3,957
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,292
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,695
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		740	793
6.125% 4/29/18		1,720	1,828
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
7.25% 11/10/19		$ 3,924	$ 4,522
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,077	9,369
8.021% 8/10/22		2,761	3,189
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,342
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,791	2,033
8.028% 11/1/17		477	534
Ryanair Ltd. 1.875% 6/17/21 (Reg. S)	EUR	4,800	6,050
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,621
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,218	4,914
Series 2012-2 Class B, 6.75% 12/3/22		1,730	1,851
Series 2013-1 Class B, 5.375% 5/15/23		2,285	2,325
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,590	5,094
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,015
			64,040
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		13,075	13,435
APX Group, Inc.:
6.375% 12/1/19		3,875	3,710
8.75% 12/1/20		1,725	1,457
Bakercorp International, Inc. 8.25% 6/1/19		1,145	1,036
Cenveo Corp.:
6% 8/1/19 (f)		2,480	2,244
8.5% 9/15/22 (f)		2,770	2,078
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,042
5.25% 8/1/20		3,395	3,412
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,175
7.25% 12/1/20		4,940	5,249
Garda World Security Corp. 7.25% 11/15/21 (f)		1,825	1,807
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,824
ISS Global A/S 2.125% 12/2/24	EUR	4,200	5,158
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,896
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.: - continued
7% 2/15/22		$ 3,500	$ 3,754
7.875% 3/15/21		4,975	5,497
TMS International Corp. 7.625% 10/15/21 (f)		970	1,011
			61,785
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		2,165	2,214
5.875% 10/15/24 (f)		1,855	1,897
MasTec, Inc. 4.875% 3/15/23		5,255	4,940
			9,051
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,505	2,492
6.5% 5/15/19 (f)		5,310	5,509
			8,001
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,880	4,880
Terex Corp. 6% 5/15/21		4,755	4,850
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (f)(j)		575	595
			10,325
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		5,205	5,075
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		5,710	5,225
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		4,035	3,995
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,418
			17,713
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (f)		1,800	1,880
Trading Companies & Distributors - 1.6%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,185	1,226
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,422
6.25% 12/1/19		5,850	6,172
7.625% 4/15/20		3,750	4,153
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Ashtead Capital, Inc. 5.625% 10/1/24 (f)		$ 4,250	$ 4,356
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,100
4.625% 4/15/21		6,645	6,761
5.875% 4/1/19		13,663	14,722
5.875% 8/15/22		15,215	16,508
6.25% 5/15/19		19,100	20,867
8.25% 12/15/20		21,490	25,895
8.625% 1/15/22		21,585	26,765
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,505	1,520
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,502
			146,969
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		6,574	6,771
TOTAL INDUSTRIALS			351,230
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		7,530	7,948
8.875% 1/1/20 (f)		2,695	2,931
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		4,705	4,670
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,197
Lucent Technologies, Inc.:
6.45% 3/15/29		15,280	14,592
6.5% 1/15/28		4,220	4,062
			37,400
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,857
5% 2/15/23		2,495	2,545
			7,402
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,550	3,302
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,838
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global, Inc. 8% 8/1/20		$ 3,460	$ 3,724
VeriSign, Inc. 4.625% 5/1/23		4,375	4,288
			15,152
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (f)		9,200	9,476
6.125% 11/1/23 (f)		1,345	1,389
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,360	2,582
First Data Corp.:
11.25% 1/15/21		2,564	2,910
11.75% 8/15/21		9,380	10,764
			27,121
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24		4,430	3,754
Entegris, Inc. 6% 4/1/22 (f)		1,275	1,291
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		5,520	5,520
5.75% 2/15/21 (f)		5,005	5,255
5.75% 3/15/23 (f)		12,445	13,098
			28,918
Software - 0.3%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		18,545	19,472
6.125% 9/15/23 (f)		4,825	5,199
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(j)		1,885	1,847
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,445	2,451
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(j)		3,425	3,442
			32,411
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 4.75% 1/1/25 (f)		4,335	4,466
TOTAL INFORMATION TECHNOLOGY			152,870
MATERIALS - 3.5%
Chemicals - 1.2%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	7,750	9,410
Chemtura Corp. 5.75% 7/15/21		2,355	2,296
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
Hexion U.S. Finance Corp. 6.625% 4/15/20		$ 5,865	$ 5,748
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,747
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	37,475
4.69% 4/24/22		14,170	11,265
10% 10/15/20 (c)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,035
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		3,380	3,642
PolyOne Corp.:
5.25% 3/15/23		3,085	3,083
7.375% 9/15/20		1,845	1,963
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		3,435	3,469
8.25% 1/15/21 (f)		1,730	1,769
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		2,120	1,887
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		1,680	1,745
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,363
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	7,133
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,986	9,110
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,597
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)		2,995	3,070
5.625% 10/1/24 (f)		1,205	1,256
			112,063
Construction Materials - 0.0%
Prince Mineral Holding Corp. 12% 12/15/19 (f)		1,685	1,719
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	3,151
			4,870
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(j)		11,795	11,573
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		$ 9,740	$ 9,302
6.25% 1/31/19 (f)		2,410	2,356
6.75% 1/31/21 (f)		4,915	4,890
7% 11/15/20 (f)		530	536
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		5,435	5,326
6% 6/15/17 (f)		2,720	2,652
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	1,916
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,481
7.5% 12/15/96		3,685	3,464
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,567
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,591
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,744
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,710	2,940
			71,338
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (f)		33	33
9% 12/15/14 pay-in-kind (c)(j)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		3,005	2,825
Cliffs Natural Resources, Inc.:
4.8% 10/1/20		5,565	3,005
4.875% 4/1/21		4,120	2,215
Edgen Murray Corp. 8.75% 11/1/20 (f)		3,848	4,194
Essar Steel Algoma, Inc. 9.5% 11/15/19 (f)		4,465	4,498
EVRAZ Group SA:
6.5% 4/22/20 (f)		4,335	3,298
9.5% 4/24/18 (Reg. S)		9,315	8,360
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)		5,600	5,418
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		5,877	4,408
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		6,488	5,872
7% 2/15/21 (f)		5,343	4,809
7.25% 5/15/22 (f)		4,260	3,834
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		5,365	4,507
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Gold Fields Orogen Holding BVI Ltd.: - continued
4.875% 10/7/20 (Reg. S)		$ 400	$ 336
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	250
10.5% 11/28/17 (f)		9,874	6,122
10.5% 11/28/17 (Reg. S)		187	116
Mirabela Nickel Ltd. 1% 4/15/44 (f)		14	0
Murray Energy Corp.:
8.625% 6/15/21 (f)		7,940	7,583
9.5% 12/5/20 (f)		10,535	10,535
New Gold, Inc. 7% 4/15/20 (f)		1,480	1,482
Nord Gold NV 6.375% 5/7/18 (f)		5,685	4,769
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		11,135	9,520
5.625% 4/29/20 (Reg. S)		500	428
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,198
11.25% 10/15/18		7,091	7,552
Southern Copper Corp.:
6.75% 4/16/40		1,775	1,862
7.5% 7/27/35		3,875	4,359
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		1,280	1,304
5.25% 4/15/23		1,805	1,832
5.5% 10/1/24 (f)		3,200	3,280
Walter Energy, Inc. 9.5% 10/15/19 (f)		12,460	9,470
			135,274
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,481
Mercer International, Inc.:
7% 12/1/19 (f)		3,105	3,136
7.75% 12/1/22 (f)		5,580	5,650
NewPage Corp.:
0% 5/1/49 (c)(j)		1,770	0 *
11.375% 12/31/14 (c)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
			10,267
TOTAL MATERIALS			333,812
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.4%
Altice Financing SA:
6.5% 1/15/22 (f)		$ 10,799	$ 10,556
7.875% 12/15/19 (f)		4,820	4,935
Altice Finco SA:
8.125% 1/15/24 (f)		8,730	8,512
9.875% 12/15/20 (f)		5,655	6,045
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,883
9% 8/15/31		3,655	3,856
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,706
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	10,522
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	5,015
Frontier Communications Corp. 8.5% 4/15/20		12,120	13,514
Level 3 Communications, Inc.:
5.75% 12/1/22 (f)		4,685	4,714
8.875% 6/1/19		1,640	1,739
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,085
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,325
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,906
Sprint Capital Corp.:
6.875% 11/15/28		20,415	17,965
8.75% 3/15/32		7,721	7,470
U.S. West Communications:
6.875% 9/15/33		2,535	2,543
7.25% 9/15/25		535	637
7.25% 10/15/35		1,455	1,500
Verizon Communications, Inc. 1.625% 3/1/24	EUR	6,900	8,461
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,023
Wind Acquisition Finance SA 4.75% 7/15/20 (f)		1,895	1,798
			131,710
Wireless Telecommunication Services - 3.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	66,200	4,386
Digicel Group Ltd.:
6% 4/15/21 (f)		28,925	27,045
7% 2/15/20 (f)		980	969
7.125% 4/1/22 (f)		31,140	28,960
8.25% 9/1/17 (f)		7,710	7,806
8.25% 9/30/20 (f)		50,155	48,650
Intelsat Jackson Holdings SA:
5.5% 8/1/23		32,110	31,914
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
6.625% 12/15/22 (Reg. S)		$ 12,000	$ 12,330
7.25% 4/1/19		11,235	11,727
7.25% 10/15/20		5,620	5,936
7.5% 4/1/21		11,095	11,872
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,560	2,413
MTS International Funding Ltd. 8.625% 6/22/20 (f)		9,690	9,496
NII International Telecom S.C.A.:
7.875% 8/15/19 (c)(f)		4,120	2,946
11.375% 8/15/19 (c)(f)		2,380	1,714
Pacnet Ltd. 9% 12/12/18 (f)		305	340
Sprint Corp. 7.125% 6/15/24		1,565	1,455
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,509
6.125% 1/15/22		7,790	7,907
6.25% 4/1/21		15,470	15,834
6.375% 3/1/25		24,805	25,202
6.5% 1/15/24		16,310	16,718
6.625% 4/1/23		20,286	20,773
6.633% 4/28/21		7,440	7,635
6.731% 4/28/22		4,835	4,980
6.836% 4/28/23		5,580	5,761
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		10,125	10,429
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		11,765	9,777
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	60,220	684
9% 2/13/18 (Reg S.)	RUB	282,940	3,215
			346,383
TOTAL TELECOMMUNICATION SERVICES			478,093
UTILITIES - 1.9%
Electric Utilities - 0.9%
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,707
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,529	1,069
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		$ 30,866	$ 36,422
12.25% 3/1/22 (c)(f)		28,650	33,950
Majapahit Holding BV 7.75% 1/20/20 (f)		1,140	1,320
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,484
RJS Power Holdings LLC 5.125% 7/15/19 (f)		4,245	4,192
			82,144
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,095	2,140
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,913
8% 3/1/32		3,400	4,405
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,496
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,850
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		9,943	9,943
			29,747
Independent Power Producers & Renewable Electricity Producers - 0.7%
Calpine Corp. 7.875% 1/15/23 (f)		4,840	5,336
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)		10,985	12,962
11.25% 11/1/17 pay-in-kind (c)(j)		8,822	10,410
The AES Corp.:
4.875% 5/15/23		5,485	5,444
5.5% 3/15/24		2,635	2,674
TXU Corp.:
5.55% 11/15/14 (c)(q)		1,864	1,163
6.5% 11/15/24 (c)(q)		15,240	9,510
6.55% 11/15/34 (c)(q)		29,755	18,567
			66,066
TOTAL UTILITIES			177,957
TOTAL NONCONVERTIBLE BONDS (Cost $3,650,592)			3,671,672
U.S. Government and Government Agency Obligations - 19.5%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		$ 8,670	$ 8,680
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,200
5.25% 9/15/39		1,138	1,449
5.375% 4/1/56		3,247	4,270
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			29,599
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44		24,713	28,177
U.S. Treasury Obligations - 18.1%
U.S. Treasury Bonds:
3.125% 8/15/44		10,053	10,823
3.375% 5/15/44		13,044	14,695
3.625% 2/15/44		110,936	130,621
5.25% 2/15/29		18,341	24,669
5.375% 2/15/31 (i)		16,479	22,983
6.125% 8/15/29 (h)		9,280	13,573
7.5% 11/15/16		2,850	3,210
7.5% 11/15/24		5,690	8,406
7.875% 2/15/21		6,800	9,183
8.125% 5/15/21		9,286	12,768
9.875% 11/15/15		11,595	12,553
U.S. Treasury Notes:
0.25% 7/15/15		44,225	44,253
0.25% 4/15/16		3,728	3,721
0.25% 5/15/16		10,407	10,381
0.375% 1/15/16		127,003	127,107
0.375% 10/31/16		25,000	24,891
0.5% 9/30/16		110,644	110,484
0.5% 7/31/17		16,952	16,756
0.75% 6/30/17		36,912	36,762
0.875% 1/31/17		1,865	1,870
0.875% 5/15/17		8,337	8,339
0.875% 8/15/17		28,906	28,827
0.875% 10/15/17		8,270	8,236
0.875% 1/31/18		43,149	42,785
0.875% 7/31/19		34,096	33,033
1% 9/30/16		73,457	73,982
1% 10/31/16		35,137	35,385
1% 12/15/17		21,401	21,353
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 5/31/18		$ 56,293	$ 55,730
1.375% 7/31/18		4,355	4,359
1.375% 9/30/18		11,963	11,948
1.375% 2/28/19		41,776	41,531
1.5% 12/31/18		5,624	5,632
1.5% 1/31/19		38,339	38,351
1.625% 4/30/19		50,979	51,146
1.625% 6/30/19		42,839	42,946
1.625% 12/31/19		31,776	31,729
1.75% 9/30/19		71,410	71,812
1.875% 8/31/17		7,700	7,876
1.875% 9/30/17		5,400	5,523
1.875% 10/31/17		13,764	14,081
2% 5/31/21		24,000	24,105
2.125% 6/30/21		11,000	11,130
2.125% 12/31/21		68,298	68,960
2.25% 3/31/21		51,137	52,192
2.25% 4/30/21		45,402	46,324
2.25% 11/15/24		10,100	10,168
2.375% 7/31/17		21,976	22,767
2.375% 6/30/18		7,978	8,267
2.375% 8/15/24		77,512	78,899
2.625% 4/30/16		3,137	3,227
2.75% 11/30/16		7,000	7,275
3% 9/30/16		8,408	8,758
3% 2/28/17		55,584	58,242
3.5% 2/15/18		18,226	19,523
4.5% 5/15/17		13,745	14,919
TOTAL U.S. TREASURY OBLIGATIONS			1,709,069
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5055% 12/7/20 (NCUA Guaranteed) (j)		2,234	2,237
Series 2011-R1 Class 1A, 0.6055% 1/8/20 (NCUA Guaranteed) (j)		4,784	4,810
Series 2011-R4 Class 1A, 0.537% 3/6/20 (NCUA Guaranteed) (j)		1,993	1,997
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		$ 3,550	$ 3,567
2.35% 6/12/17 (NCUA Guaranteed)		31,000	31,860
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,154
TOTAL OTHER GOVERNMENT RELATED			71,625
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,798,710)			1,838,470
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 0.5%
1.865% 10/1/35 (j)		24	25
1.925% 9/1/33 (j)		464	485
1.925% 11/1/35 (j)		367	386
1.963% 11/1/33 (j)		53	55
2.053% 6/1/36 (j)		46	49
2.079% 1/1/35 (j)		250	263
2.142% 9/1/36 (j)		104	111
2.19% 3/1/37 (j)		25	27
2.241% 3/1/33 (j)		116	123
2.283% 11/1/36 (j)		43	46
2.354% 7/1/35 (j)		189	201
2.369% 6/1/47 (j)		145	156
2.371% 2/1/37 (j)		509	544
2.372% 5/1/36 (j)		50	54
2.503% 2/1/36 (j)		60	65
2.518% 4/1/36 (j)		326	348
2.542% 6/1/42 (j)		446	460
2.681% 8/1/35 (j)		762	816
2.69% 2/1/42 (j)		2,323	2,409
2.766% 1/1/42 (j)		2,100	2,178
2.96% 11/1/40 (j)		255	268
2.982% 9/1/41 (j)		284	297
3.059% 10/1/41 (j)		143	149
3.164% 3/1/42 (j)		12,004	12,584
3.189% 1/1/44 (j)		6,569	6,882
3.235% 7/1/41 (j)		488	512
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
3.325% 10/1/41 (j)		$ 244	$ 257
3.435% 11/1/40 (j)		3,553	3,742
3.5% 1/1/26 to 9/1/26		105	112
3.561% 7/1/41 (j)		478	504
5% 5/1/22 to 12/1/22		97	105
5.5% 5/1/15 to 1/1/29		4,545	4,966
6% 6/1/16 to 10/1/16		23	23
6.5% 6/1/16 to 8/1/36		5,519	6,375
7.5% 1/1/28		30	36
TOTAL FANNIE MAE			45,613
Freddie Mac - 0.2%
1.82% 3/1/35 (j)		136	142
1.886% 1/1/36 (j)		93	98
1.95% 3/1/37 (j)		36	38
2.022% 2/1/37 (j)		54	57
2.05% 6/1/37 (j)		31	32
2.06% 1/1/37 (j)		280	294
2.095% 8/1/37 (j)		93	99
2.1% 7/1/35 (j)		162	173
2.121% 5/1/37 (j)		77	83
2.16% 6/1/33 (j)		273	290
2.345% 10/1/35 (j)		183	194
2.347% 10/1/36 (j)		380	403
2.375% 5/1/37 (j)		72	77
2.385% 5/1/37 (j)		943	1,009
2.385% 5/1/37 (j)		497	530
2.4% 10/1/42 (j)		2,710	2,849
2.415% 6/1/37 (j)		273	293
2.418% 4/1/37 (j)		94	101
2.451% 6/1/37 (j)		58	61
2.49% 9/1/35 (j)		65	70
2.498% 2/1/36 (j)		6	6
2.545% 7/1/36 (j)		102	110
2.595% 4/1/37 (j)		9	9
2.673% 7/1/35 (j)		241	258
3.078% 9/1/41 (j)		2,677	2,792
3.136% 10/1/35 (j)		58	62
3.235% 9/1/41 (j)		285	298
3.239% 4/1/41 (j)		296	310
3.299% 6/1/41 (j)		345	360
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.465% 11/1/40 (j)		$ 7,033	$ 7,477
3.468% 5/1/41 (j)		318	335
3.618% 6/1/41 (j)		486	513
3.691% 5/1/41 (j)		408	431
6% 1/1/24		1,547	1,705
6.5% 10/1/15 to 3/1/22		640	698
8.5% 3/1/20		0 *	0*
TOTAL FREDDIE MAC			22,257
Ginnie Mae - 0.8%
4.3% 8/20/61 (o)		3,358	3,572
4.53% 10/20/62 (o)		3,561	3,876
4.55% 5/20/62 (o)		20,789	22,492
4.626% 3/20/62 (o)		4,358	4,711
4.649% 2/20/62 (o)		2,433	2,633
4.65% 3/20/62 (o)		3,916	4,240
4.682% 2/20/62 (o)		3,044	3,292
4.684% 1/20/62 (o)		13,944	15,077
5.47% 8/20/59 (o)		1,625	1,699
5.5% 11/15/35		2,112	2,400
5.612% 4/20/58 (o)		1,606	1,652
6% 6/15/36		4,380	5,026
7% 9/15/25 to 8/15/31		25	29
7.5% 2/15/22 to 8/15/28		49	57
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			70,756
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $136,504)			138,626
Collateralized Mortgage Obligations - 2.5%

U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6695% 9/25/23 (j)		541	543
Series 2010-15 Class FJ, 1.0995% 6/25/36 (j)		5,199	5,293
Series 2010-86 Class FE, 0.6195% 8/25/25 (j)		609	614
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		62	66
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		$ 16	$ 16
Series 2003-70 Class BJ, 5% 7/25/33		519	574
Series 2005-19 Class PA, 5.5% 7/25/34		1,868	2,030
Series 2005-27 Class NE, 5.5% 5/25/34		2,087	2,180
Series 2005-52 Class PB, 6.5% 12/25/34		87	89
Series 2005-64 Class PX, 5.5% 6/25/35		1,792	1,961
Series 2005-68 Class CZ, 5.5% 8/25/35		4,011	4,499
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,550
Series 2011-117 Class PF, 0.5195% 7/25/39 (j)		3,356	3,374
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		58	61
Series 2003-117 Class MD, 5% 12/25/23		1,143	1,227
Series 2004-91 Class Z, 5% 12/25/34		4,838	5,315
Series 2004-95 Class AN, 5.5% 1/25/25		0 *	0 *
Series 2005-117 Class JN, 4.5% 1/25/36		808	885
Series 2005-14 Class ZB, 5% 3/25/35		1,776	1,954
Series 2006-72 Class CY, 6% 8/25/26		1,567	1,734
Series 2009-59 Class HB, 5% 8/25/39		2,482	2,731
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		352	28
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		529	41
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		3,119	481
Series 2010-39 Class FG, 1.0895% 3/25/36 (j)		3,145	3,225
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		1,141	89
Series 2011-67 Class AI, 4% 7/25/26 (l)		896	103
Freddie Mac:
floater:
Series 2630 Class FL, 0.6608% 6/15/18 (j)		17	17
Series 2711 Class FC, 1.0608% 2/15/33 (j)		1,975	2,009
floater planned amortization class Series 2770 Class FH, 0.5608% 3/15/34 (j)		2,080	2,098
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		734	741
Series 2101 Class PD, 6% 11/15/28		63	69
Series 2376 Class JE, 5.5% 11/15/16		49	51
Series 2381 Class OG, 5.5% 11/15/16		27	28
Series 2425 Class JH, 6% 3/15/17		76	79
Series 2672 Class MG, 5% 9/15/23		3,360	3,662
Series 2996 Class MK, 5.5% 6/15/35		182	204
Series 3415 Class PC, 5% 12/15/37		880	945
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3763 Class QA, 4% 4/15/34		$ 1,960	$ 2,052
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,714
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		7,051	7,980
Series 2303 Class ZV, 6% 4/15/31		157	174
Series 2877 Class ZD, 5% 10/15/34		5,603	6,213
Series 4181 Class LA, 3% 3/15/37		4,500	4,644
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6655% 7/20/37 (j)		1,060	1,070
Series 2008-2 Class FD, 0.6455% 1/20/38 (j)		264	266
Series 2008-73 Class FA, 1.0255% 8/20/38 (j)		1,567	1,600
Series 2008-83 Class FB, 1.0655% 9/20/38 (j)		1,588	1,623
Series 2009-108 Class CF, 0.761% 11/16/39 (j)		1,285	1,300
Series 2009-116 Class KF, 0.691% 12/16/39 (j)		1,047	1,057
Series 2010-9 Class FA, 0.681% 1/16/40 (j)		1,669	1,686
Series 2010-H17 Class FA, 0.4863% 7/20/60 (j)(o)		5,345	5,320
Series 2010-H18 Class AF, 0.4555% 9/20/60 (j)(o)		6,057	5,993
Series 2010-H19 Class FG, 0.4555% 8/20/60 (j)(o)		7,535	7,457
Series 2010-H27 Series FA, 0.5355% 12/20/60 (j)(o)		2,266	2,243
Series 2011-H05 Class FA, 0.6555% 12/20/60 (j)(o)		3,949	3,941
Series 2011-H07 Class FA, 0.6555% 2/20/61 (j)(o)		7,162	7,139
Series 2011-H12 Class FA, 0.6455% 2/20/61 (j)(o)		9,059	9,039
Series 2011-H13 Class FA, 0.6555% 4/20/61 (j)(o)		3,482	3,475
Series 2011-H14:
Class FB, 0.6555% 5/20/61 (j)(o)		4,082	4,063
Class FC, 0.6555% 5/20/61 (j)(o)		3,777	3,764
Series 2011-H17 Class FA, 0.6855% 6/20/61 (j)(o)		5,043	5,041
Series 2011-H21 Class FA, 0.7555% 10/20/61 (j)(o)		5,461	5,471
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-H01 Class FA, 0.8555% 11/20/61 (j)(o)		$ 4,578	$ 4,604
Series 2012-H03 Class FA, 0.8555% 1/20/62 (j)(o)		2,894	2,910
Series 2012-H06 Class FA, 0.7855% 1/20/62 (j)(o)		4,472	4,486
Series 2012-H07 Class FA, 0.7855% 3/20/62 (j)(o)		2,780	2,792
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		282	286
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		64	64
Series 2010-99 Class PT, 3.5% 8/20/33		77	77
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,928	301
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,405
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		6,473	6,787
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		11,492	12,504
Series 2010-H17 Class XP, 5.3004% 7/20/60 (j)(o)		15,529	16,870
Series 2010-H18 Class PL, 5.01% 9/20/60 (j)(o)		11,923	12,959
Series 2012-64 Class KB, 4.4247% 5/20/41 (j)		1,211	1,355
Series 2013-124:
Class ES, 8.4461% 4/20/39 (j)(m)		4,219	4,801
Class ST, 8.5794% 8/20/39 (j)(m)		7,926	9,223
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $232,452)			234,315
Commercial Mortgage Securities - 1.1%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5195% 4/25/19 (j)		2,513	2,514
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,723
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,400
Series K009 Class A2, 3.808% 8/25/20		20,970	22,694
Series K034 Class A1, 2.669% 2/25/23		9,257	9,492
Series K039 Class A2, 3.276% 7/25/24		16,000	16,785
Series K501 Class A2, 1.655% 11/25/16		5,440	5,504
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac: - continued
Series K714 Class A2, 3.097% 10/25/20		$ 14,000	$ 14,629
Series K716 Class A2, 3.132% 6/25/21		10,900	11,385
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $100,053)			101,126
Foreign Government and Government Agency Obligations - 18.1%

Arab Republic of Egypt 6.875% 4/30/40 (f)		650	668
Argentine Republic:
7% 10/3/15		41,680	40,409
7% 4/17/17		19,245	18,187
Azerbaijan Republic 4.75% 3/18/24 (f)		1,390	1,366
Bahamian Republic 6.95% 11/20/29 (f)		1,405	1,647
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(n)		500,000	0
value recovery B rights 1/2/21 (a)(n)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		18,170	17,111
8.95% 1/26/18		11,060	10,141
Brazilian Federative Republic:
5.625% 1/7/41		11,495	12,386
7.125% 1/20/37		10,260	13,005
8.25% 1/20/34		8,455	11,604
12.25% 3/6/30		2,660	4,868
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		8,636	7,859
Buoni Poliennali del Tesoro:
1.05% 12/1/19	EUR	20,000	24,277
1.5% 12/15/16	EUR	8,000	9,861
2.15% 12/15/21	EUR	70,050	88,901
2.5% 12/1/24	EUR	9,000	11,490
3.5% 6/1/18	EUR	37,350	49,354
4.5% 3/1/24	EUR	23,300	34,695
Canadian Government:
1.25% 2/1/16	CAD	43,400	37,451
1.5% 3/1/20	CAD	75,650	65,467
2.25% 6/1/25	CAD	58,250	51,756
3.5% 12/1/45	CAD	26,775	28,919
Central Bank of Nigeria warrants 11/15/20 (n)		6,250	641
Colombian Republic:
5.625% 2/26/44		1,425	1,603
6.125% 1/18/41		5,415	6,484
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Colombian Republic: - continued
7.375% 9/18/37		$ 4,400	$ 5,929
10.375% 1/28/33		7,000	10,938
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	213
Congo Republic 3.5% 6/30/29 (e)		12,658	11,392
Costa Rican Republic:
4.25% 1/26/23 (f)		2,240	2,050
4.375% 4/30/25 (f)		1,610	1,417
5.625% 4/30/43 (f)		640	526
7% 4/4/44 (f)		2,875	2,818
Croatia Republic:
5.5% 4/4/23 (f)		4,115	4,263
6% 1/26/24 (f)		1,500	1,616
6.25% 4/27/17 (f)		1,055	1,119
6.375% 3/24/21 (f)		4,715	5,151
6.625% 7/14/20 (f)		3,405	3,731
6.75% 11/5/19 (f)		3,660	4,008
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		1,785	1,798
5.875% 7/25/22 (f)		2,345	2,383
5.875% 7/25/22		740	752
6% 1/14/19 (f)		3,515	3,656
6.25% 10/4/20 (f)		4,505	4,691
6.25% 7/27/21 (f)		3,640	3,813
7.4% 1/22/15 (f)		1,335	1,335
Dominican Republic:
1.139% 8/30/24 (j)		6,913	7,153
5.875% 4/18/24 (f)		2,695	2,749
7.45% 4/30/44 (f)		5,725	6,255
7.5% 5/6/21 (f)		3,640	3,991
Dutch Government 3.25% 7/15/21	EUR	30,200	43,539
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,622
7.65% 6/15/35 (Reg. S)		2,435	2,581
8.25% 4/10/32 (Reg. S)		1,435	1,636
Finnish Government 0.375% 9/15/20 (Reg. S)	EUR	5,600	6,840
French Government:
OAT 3.25% 5/25/45	EUR	22,150	35,122
1.75% 11/25/24	EUR	34,250	45,075
Georgia Republic 6.875% 4/12/21 (f)		1,400	1,469
German Federal Republic 2.5% 8/15/46	EUR	5,550	8,613
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Hungarian Republic:
5.375% 3/25/24		$ 2,242	$ 2,427
5.75% 11/22/23		3,656	4,049
7.625% 3/29/41		5,615	7,465
Indonesian Republic:
3.375% 4/15/23 (f)		2,640	2,495
4.875% 5/5/21 (f)		6,265	6,617
5.25% 1/17/42 (f)		4,305	4,343
5.375% 10/17/23		1,850	2,017
5.875% 3/13/20 (f)		3,505	3,882
6.625% 2/17/37 (f)		5,025	5,879
6.75% 1/15/44 (f)		4,710	5,829
7.75% 1/17/38 (f)		10,525	13,775
7.875% 4/15/19	IDR	56,201,000	4,566
8.5% 10/12/35 (Reg. S)		9,515	13,226
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		10,755	10,916
7.25% 4/15/19 (f)		7,240	7,345
8.25% 4/15/24 (f)		1,500	1,541
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	34,324
5.5% 12/4/23		12,385	15,276
Italian Republic 4.75% 9/1/44	EUR	11,000	17,239
Ivory Coast:
5.375% 7/23/24 (f)		1,535	1,460
7.7743% 12/31/32		6,650	6,351
Japan Government:
0.1% 4/15/15	JPY	3,396,000	28,360
0.1% 9/15/15	JPY	996,000	8,322
0.1% 10/15/15	JPY	6,172,000	51,574
0.1% 1/15/16	JPY	1,200,000	10,031
1.3% 6/20/15	JPY	919,400	7,722
1.5% 12/20/44	JPY	750,000	6,610
1.9% 9/20/30	JPY	7,335,000	71,746
Jordanian Kingdom 2.503% 10/30/20		25,601	26,028
Lebanese Republic:
4% 12/31/17		9,321	9,274
4.75% 11/2/16		1,150	1,169
5.45% 11/28/19		4,060	4,062
6.375% 3/9/20		2,890	3,020
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Moroccan Kingdom:
4.25% 12/11/22 (f)		$ 3,360	$ 3,402
5.5% 12/11/42 (f)		1,900	1,955
Panamanian Republic:
6.7% 1/26/36		1,850	2,391
8.875% 9/30/27		1,875	2,719
9.375% 4/1/29		1,570	2,382
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
5.7% 8/12/24 (f)	PEN	10,620	3,564
8.75% 11/21/33		6,010	9,361
Philippine Republic:
7.75% 1/14/31		4,870	7,013
9.5% 2/2/30		4,100	6,652
10.625% 3/16/25		3,295	5,305
Plurinational State of Bolivia 5.95% 8/22/23 (f)		2,985	3,134
Provincia de Cordoba 12.375% 8/17/17 (f)		6,135	5,583
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		3,527	3,457
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,000	1,990
Republic of Armenia 6% 9/30/20 (f)		7,020	6,809
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,970	7,490
Republic of Serbia:
5.25% 11/21/17 (f)		1,375	1,412
5.875% 12/3/18 (f)		4,525	4,717
6.75% 11/1/24 (f)		8,579	8,627
7.25% 9/28/21 (f)		2,500	2,800
Republic of Zambia 5.375% 9/20/22 (f)		1,810	1,670
Romanian Republic:
4.375% 8/22/23 (f)		3,400	3,574
6.125% 1/22/44 (f)		4,536	5,494
6.75% 2/7/22 (f)		1,832	2,205
Russian Federation:
5.625% 4/4/42 (f)		4,800	4,005
5.875% 9/16/43 (f)		8,600	7,414
7.5% 3/31/30 (Reg. S)		20,112	20,856
12.75% 6/24/28 (Reg. S)		19,435	27,847
South African Republic 5.875% 9/16/25		1,355	1,526
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,425	1,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic:
5.125% 3/25/22		$ 3,445	$ 3,665
5.625% 3/30/21		4,015	4,411
6.25% 9/26/22		4,590	5,238
6.75% 4/3/18		5,480	6,097
6.75% 5/30/40		5,270	6,508
6.875% 3/17/36		10,920	13,500
7% 3/11/19		3,695	4,212
7.25% 3/5/38		6,770	8,757
7.375% 2/5/25		10,250	12,755
7.5% 11/7/19		6,405	7,508
8% 2/14/34		2,075	2,841
11.875% 1/15/30		3,915	6,925
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		2,640	1,584
Ukraine Government:
6.875% 9/23/15 (Reg. S)		5,875	4,171
9.25% 7/24/17 (f)		5,720	3,489
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	13,400	21,421
2.25% 9/7/23	GBP	10,000	16,331
2.75% 9/7/24	GBP	31,100	52,738
3.5% 7/22/68	GBP	20,355	41,129
United Mexican States:
4.75% 3/8/44		9,856	10,275
5.55% 1/21/45		2,180	2,534
6.05% 1/11/40		10,640	13,013
6.75% 9/27/34		8,095	10,572
7.5% 4/8/33		2,900	4,024
8.3% 8/15/31		2,400	3,606
United Republic of Tanzania 6.3289% 3/9/20 (j)		1,450	1,515
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,750	9,281
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		97,601	830
5.75% 2/26/16 (Reg S.)		34,885	21,768
7% 3/31/38		2,560	1,047
9% 5/7/23 (Reg. S)		14,345	6,491
9.25% 9/15/27		4,275	1,973
9.25% 5/7/28 (Reg. S)		4,385	1,925
9.375% 1/13/34		3,620	1,571
11.75% 10/21/26 (Reg. S)		5,785	2,855
11.95% 8/5/31 (Reg. S)		17,185	8,593
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
12.75% 8/23/22		$ 12,580	$ 6,435
13.625% 8/15/18		1,229	643
Vietnamese Socialist Republic:
1.1875% 3/12/16 (j)		1,685	1,656
4% 3/12/28 (e)		14,093	13,741
4.8% 11/19/24 (f)		590	606
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,715,605)			1,709,968
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	153,000	2,416
Inter-American Development Bank 4.75% 10/25/15 (Reg. S)	INR	76,500	1,191
International Finance Corp. 7.75% 12/3/16	INR	87,000	1,431
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,301)			5,038
Common Stocks - 4.8%
	Shares
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.2%
Delphi Automotive PLC	117,500	8,545
Remy International, Inc.	122,400	2,561
Tenneco, Inc. (a)	117,300	6,640
		17,746
Automobiles - 0.1%
General Motors Co.	4,305	150
General Motors Co.:
warrants 7/10/16 (a)	144,757	3,657
warrants 7/10/19 (a)	144,757	2,480
Motors Liquidation Co. GUC Trust (a)	36,934	711
		6,998
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	32,078	48
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc. (a)	6,500	$ 4,449
Extended Stay America, Inc. unit	534,200	10,315
Station Holdco LLC (a)(p)(r)	4,989,172	11,575
Station Holdco LLC (a)(s)(r)	37,963	88
Station Holdco LLC:
unit (a)(s)(r)	57,186	14
warrants 6/15/18 (a)(p)(r)	198,954	50
		26,491
Household Durables - 0.3%
Lennar Corp. Class A	210,400	9,428
Standard Pacific Corp. (a)	777,500	5,668
Taylor Morrison Home Corp. (a)	323,500	6,111
Whirlpool Corp.	53,400	10,346
		31,553
Media - 0.3%
AMC Networks, Inc. Class A (a)	133,400	8,507
Haights Cross Communications, Inc. (a)	8,267	0
Naspers Ltd. Class N	73,600	9,640
Sinclair Broadcast Group, Inc. Class A	387,900	10,613
		28,760
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,210,500	10,380
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	67,000	6,100
Michael Kors Holdings Ltd. (a)	160,700	12,069
		18,169
TOTAL CONSUMER DISCRETIONARY		140,145
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	142,776	450
The Hain Celestial Group, Inc. (a)	191,200	11,145
		11,595
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Ocean Rig UDW, Inc. (United States)	304,100	2,822
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
Carrizo Oil & Gas, Inc. (a)	86,600	$ 3,603
Crestwood Midstream Partners LP	220,000	3,340
		6,943
TOTAL ENERGY		9,765
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (a)	3,883,237	0
HEALTH CARE - 0.9%
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	20,000	6,789
Celgene Corp. (a)	97,100	10,862
Gilead Sciences, Inc. (a)	121,400	11,443
		29,094
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (a)	121,600	6,557
HCA Holdings, Inc. (a)	149,300	10,957
Rotech Healthcare, Inc. (a)	68,276	1,262
		18,776
Pharmaceuticals - 0.4%
AbbVie, Inc.	223,000	14,593
Actavis PLC (a)	58,800	15,136
Valeant Pharmaceuticals International (Canada) (a)	65,500	9,377
		39,106
TOTAL HEALTH CARE		86,976
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,430	0
warrants 8/17/24 (a)	800	0
Airlines - 0.4%
Air Canada (a)	464,200	4,743
American Airlines Group, Inc.	397,700	21,329
Delta Air Lines, Inc.	241,000	11,855
		37,927
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Nortek, Inc. (a)	7,154	$ 582
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)	2,118,984	424
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		2
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	123,200	4,227
Penhall Acquisition Co.:
Class A (a)	6,088	524
Class B (a)	2,029	175
United Rentals, Inc. (a)	111,200	11,344
		16,270
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	406,682	9,153
TOTAL INDUSTRIALS		64,358
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
CDW Corp.	455,500	16,020
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	245,200	25,486
Baidu.com, Inc. sponsored ADR (a)	27,100	6,178
Google, Inc. Class A (a)	13,700	7,270
		38,934
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. (a)	419,200	10,576
MagnaChip Semiconductor Corp. (a)	49,030	637
RF Micro Devices, Inc. (a)	251,100	4,166
Skyworks Solutions, Inc.	210,900	15,335
Spansion, Inc. Class A (a)	2,105	72
TriQuint Semiconductor, Inc. (a)	333,300	9,182
		39,968
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	81,200	8,963
TOTAL INFORMATION TECHNOLOGY		103,885
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	122,400	$ 9,717
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	268,088	16,348
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	38,307	411
Mirabela Nickel Ltd. (a)	2,473,165	59
		470
TOTAL MATERIALS		26,535
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	272,900	7,352
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	275
TOTAL COMMON STOCKS (Cost $439,012)		450,886
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	451
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50%	305,400	16,034
TOTAL CONVERTIBLE PREFERRED STOCKS		16,485
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K, 6.375%	218,984	5,676
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	25,686	$ 25,676
TOTAL FINANCIALS		31,352
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	1,550,603	1,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,623
TOTAL PREFERRED STOCKS (Cost $35,638)		49,108
Bank Loan Obligations - 2.3%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)		$ 10,258	9,335
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (j)		1,575	1,573
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)		8,724	8,626
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (j)		2,612	2,533
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (j)		406	404
Tranche B 2LN, term loan 9.25% 7/15/21 (j)		1,690	1,665
			24,136
Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (j)		2,145	1,984
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	7
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Livent, Inc.: - continued
Tranche B, term loan 18% 1/15/49 pay-in-kind (c)	CAD	5	$ 4
			1,995
TOTAL CONSUMER DISCRETIONARY			26,131
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (j)		$ 2,865	2,844
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (j)		7,583	7,435
TOTAL CONSUMER STAPLES			10,279
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (j)		202	159
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (j)		3,190	3,190
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)		16,650	12,092
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (j)		1,015	802
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)		1,451	1,146
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (j)		75	59
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (j)		1,765	1,765
			19,054
TOTAL ENERGY			19,213
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (j)		10,590	10,511
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)		$ 262	$ 260
TOTAL FINANCIALS			10,771
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (j)		12,453	12,297
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)		1,719	1,715
Tranche B 2LN, term loan 8.25% 11/30/20 (j)		3,455	3,433
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)		1,756	1,721
			6,869
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)		2,325	2,244
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (j)		6,935	7,074
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (j)		450	444
Tranche B 1LN, term loan 5.5% 11/12/21 (j)		410	408
			7,926
TOTAL INFORMATION TECHNOLOGY			10,170
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)		3,937	3,780
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (j)		2,120	2,101
TOTAL MATERIALS			5,881
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)		$ 7,103	$ 7,068
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (j)		395	391
			7,459
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (j)		2,821	2,807
Tranche D-2, term loan 3.7331% 3/31/19 (j)		564	547
			3,354
TOTAL TELECOMMUNICATION SERVICES			10,813
UTILITIES - 1.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (j)		1,767	1,674
Independent Power Producers & Renewable Electricity Producers - 1.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (j)		103,451	103,580
TOTAL UTILITIES			105,254
TOTAL BANK LOAN OBLIGATIONS (Cost $223,430)			217,678
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (j)		3,635	3,517
Goldman Sachs 1.1875% 12/14/19 (j)		3,331	3,222
Mizuho 1.1875% 12/14/19 (j)		2,380	2,302
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,521)			9,041
Fixed-Income Funds - 3.9%
Shares
Fidelity Floating Rate Central Fund (k) (Cost $356,043)	3,500,840	366,013
Preferred Securities - 2.5%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	$ 7,335	$ 7,624
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	3,330	3,389
FINANCIALS - 2.2%
Banks - 2.0%
Bank of America Corp.:
5.125% (g)(j)	10,690	10,332
5.2% (g)(j)	23,520	21,831
6.25% (g)(j)	7,170	7,233
8% (g)(j)	3,065	3,394
8.125% (g)(j)	2,245	2,445
Barclays Bank PLC 7.625% 11/21/22	17,490	19,275
Citigroup, Inc.:
5.8% (g)(j)	8,960	9,051
5.9% (g)(j)	13,975	13,937
5.95% (g)(j)	25,260	25,514
6.3% (g)(j)	2,145	2,130
JPMorgan Chase & Co.:
5% (g)(j)	12,930	13,014
6% (g)(j)	23,845	24,142
6.125% (g)(j)	5,990	6,038
6.75% (g)(j)	3,295	3,569
Wells Fargo & Co.:
5.9% (g)(j)	20,195	20,453
7.98% (g)(j)	2,035	2,295
		184,653
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.7% (g)(j)	12,639	12,888
Consumer Finance - 0.1%
American Express Co. 5.2% (g)(j)	7,825	8,005
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)	2,595	2,545
8.625% (Reg. S) (g)	380	373
		2,918
TOTAL FINANCIALS		208,464
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (f)(g)	$ 11,195	$ 10,521
7.5% (Reg. S) (g)	250	235
		10,756
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	6,300	4,642
TOTAL PREFERRED SECURITIES (Cost $237,866)		234,875
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.13% (b) (Cost $374,747)	374,746,561	374,747
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $768)	1/13/15	$ 25,683	0
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,315,242)	9,401,563
NET OTHER ASSETS (LIABILITIES) - 0.2%	16,806
NET ASSETS - 100%	$ 9,418,369
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
158 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2015	$ 20,034	$ 89
357 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2015	78,038	(56)
289 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2015	34,371	78
217 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2015	31,370	846
238 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2015	39,315	1,461
TOTAL TREASURY CONTRACTS		$ 203,128	$ 2,418

The face value of futures purchased as a percentage of net assets is 2.1%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Mar. 2017	7,300	3-month LIBOR	1.25%	$ 2	$ 0	$ 2
CME	Mar. 2020	4,200	3-month LIBOR	2.25%	3	0	3
CME	Mar. 2025	23,300	3-month LIBOR	3%	90	0	90
CME	Mar. 2045	700	3.5%	3-month LIBOR	4	0	4
TOTAL INTEREST RATE SWAPS					$ 99	$ 0	$ 99

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,643,124,000 or 17.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,849,000.
(i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $828,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(q) As of period end, security was subject to an agreement restricting sale entered into in connection with the litigation described in the Notes to Financial Statements.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,186,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC	4/1/13	$ 44
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
(s) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 284
Fidelity Floating Rate Central Fund	5,137
Total	$ 5,421
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 48,677	$ 325,234	$ -	$ 366,013	15.8%
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,145	$ 128,370	$ -	$ 11,775
Consumer Staples	12,046	11,145	450	451
Energy	9,765	9,765	-	-
Financials	31,352	5,676	25,676	-
Health Care	86,976	85,714	-	1,262
Industrials	65,629	54,080	-	11,549
Information Technology	103,885	103,885	-	-
Materials	26,535	26,065	-	470
Telecommunication Services	7,352	7,352	-	-
Utilities	16,309	16,309	-	-
Corporate Bonds	3,671,672	-	3,640,253	31,419
U.S. Government and Government Agency Obligations	1,838,470	-	1,838,470	-
U.S. Government Agency - Mortgage Securities	138,626	-	138,626	-
Collateralized Mortgage Obligations	234,315	-	234,315	-
Commercial Mortgage Securities	101,126	-	101,126	-
Foreign Government and Government Agency Obligations	1,709,968	-	1,684,506	25,462
Supranational Obligations	5,038	-	5,038	-
Bank Loan Obligations	217,678	-	214,053	3,625
Sovereign Loan Participations	9,041	-	-	9,041
Fixed-Income Funds	366,013	366,013	-	-
Preferred Securities	234,875	-	234,875	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other	$ -	$ -	$ -	$ -
Money Market Funds	374,747	374,747	-	-
Purchased Swaptions	-	-	-	-
Total Investments in Securities:	$ 9,401,563	$ 1,189,121	$ 8,117,388	$ 95,054
Other Derivative Instruments:
Assets
Futures Contracts	$ 2,474	$ 2,474	$ -	$ -
Swaps	99	-	99	-
Total Assets	$ 2,573	$ 2,474	$ 99	$ -
Liabilities
Futures Contracts	$ (56)	$ (56)	$ -	$ -
Total Other Derivative Instruments:	$ 2,517	$ 2,418	$ 99	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 55,499
Net Realized Gain (Loss) on Investment Securities	(4,672)
Net Unrealized Gain (Loss) on Investment Securities	12,461
Cost of Purchases	12,438
Proceeds of Sales	(74,411)
Amortization/Accretion	892
Transfers into Level 3	103,031
Transfers out of Level 3	(10,184)
Ending Balance	$ 95,054
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ 7,532

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 2,474	$ (56)
Purchased Swaptions (b)	-	-
Swaps (c)	99	-
Total Value of Derivatives	$ 2,573	$ (56)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.1%
Canada	3.5%
United Kingdom	3.0%
Italy	2.6%
Luxembourg	2.1%
Japan	2.1%
Netherlands	2.0%
France	1.6%
Bermuda	1.4%
Mexico	1.3%
Argentina	1.3%
Venezuela	1.1%
Indonesia	1.1%
Turkey	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,584,452)	$ 8,660,803
Fidelity Central Funds (cost $730,790)	740,760
Total Investments (cost $9,315,242)		$ 9,401,563
Receivable for investments sold		56,560
Receivable for fund shares sold		11,182
Dividends receivable		154
Interest receivable		94,876
Distributions receivable from Fidelity Central Funds		1,506
Receivable for daily variation margin for derivative instruments		213
Prepaid expenses		19
Total assets		9,566,073

Liabilities
Payable for investments purchased	$ 94,337
Payable for fund shares redeemed	42,763
Distributions payable	2,083
Accrued management fee	4,420
Distribution and service plan fees payable	2,510
Other affiliated payables	1,394
Other payables and accrued expenses	197
Total liabilities		147,704

Net Assets		$ 9,418,369
Net Assets consist of:
Paid in capital		$ 9,339,738
Undistributed net investment income		9,883
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		88,422
Net Assets		$ 9,418,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,794,117 ÷ 318,181 shares)	$ 11.92

Maximum offering price per share (100/96.00 of $11.92)	$ 12.42
Class T: Net Asset Value and redemption price per share ($1,178,611 ÷ 98,895 shares)	$ 11.92

Maximum offering price per share (100/96.00 of $11.92)	$ 12.42
Class B: Net Asset Value and offering price per share ($100,168 ÷ 8,372 shares)A	$ 11.96

Class C: Net Asset Value and offering price per share ($1,663,969 ÷ 139,907 shares)A	$ 11.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,681,504 ÷ 221,879 shares)	$ 12.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2014

Investment Income
Dividends		$ 14,198
Interest		397,729
Income from Fidelity Central Funds		5,421
Total income		417,348

Expenses
Management fee	$ 53,167
Transfer agent fees	14,739
Distribution and service plan fees	31,512
Accounting and security lending fees	1,553
Custodian fees and expenses	273
Independent trustees' compensation	41
Registration fees	229
Audit	127
Legal	209
Miscellaneous	86
Total expenses before reductions	101,936
Expense reductions	(17)	101,919
Net investment income (loss)		315,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	151,462
Foreign currency transactions	(2,720)
Futures contracts	10,622
Swaps	(5,525)
Total net realized gain (loss)		153,839
Change in net unrealized appreciation (depreciation) on: Investment securities	(156,373)
Assets and liabilities in foreign currencies	1,840
Futures contracts	4,475
Swaps	(1,649)
Total change in net unrealized appreciation (depreciation)		(151,707)
Net gain (loss)		2,132
Net increase (decrease) in net assets resulting from operations		$ 317,561

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 315,429	$ 392,931
Net realized gain (loss)	153,839	79,457
Change in net unrealized appreciation (depreciation)	(151,707)	(494,592)
Net increase (decrease) in net assets resulting from operations	317,561	(22,204)
Distributions to shareholders from net investment income	(312,786)	(375,680)
Distributions to shareholders from net realized gain	(146,168)	(131,306)
Total distributions	(458,954)	(506,986)
Share transactions - net increase (decrease)	6,261	(2,254,341)
Total increase (decrease) in net assets	(135,132)	(2,783,531)

Net Assets
Beginning of period	9,553,501	12,337,032
End of period (including undistributed net investment income of $9,883 and undistributed net investment income of $30,953, respectively)	$ 9,418,369	$ 9,553,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13
Income from Investment Operations
Net investment income (loss) C	.422	.449	.479	.536	.622
Net realized and unrealized gain (loss)	.005	(.441)	.776	.009	.500
Total from investment operations	.427	.008	1.255	.545	1.122
Distributions from net investment income	(.419)	(.431)	(.442)	(.572)	(.582)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.607)	(.598)	(.635)	(.855)	(.872)
Net asset value, end of period	$ 11.92	$ 12.10	$ 12.69	$ 12.07	$ 12.38
Total ReturnA, B	3.52%	.08%	10.57%	4.47%	9.48%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.99%	.98%	.98%	.99%	.99%
Expenses net of all reductions	.99%	.98%	.98%	.99%	.99%
Net investment income (loss)	3.42%	3.61%	3.83%	4.29%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 3,794	$ 4,205	$ 5,582	$ 4,746	$ 4,169
Portfolio turnover rateE	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12
Income from Investment Operations
Net investment income (loss) C	.422	.449	.479	.536	.621
Net realized and unrealized gain (loss)	.006	(.431)	.766	.009	.511
Total from investment operations	.428	.018	1.245	.545	1.132
Distributions from net investment income	(.420)	(.431)	(.442)	(.572)	(.582)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.608)	(.598)	(.635)	(.855)	(.872)
Net asset value, end of period	$ 11.92	$ 12.10	$ 12.68	$ 12.07	$ 12.38
Total ReturnA, B	3.52%	.17%	10.49%	4.48%	9.57%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.99%	.98%	.98%	.98%	.99%
Expenses net of all reductions	.99%	.98%	.98%	.98%	.99%
Net investment income (loss)	3.42%	3.61%	3.83%	4.29%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 1,179	$ 1,265	$ 1,554	$ 1,471	$ 1,571
Portfolio turnover rateE	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16
Income from Investment Operations
Net investment income (loss) C	.338	.362	.391	.449	.535
Net realized and unrealized gain (loss)	.004	(.432)	.765	.007	.509
Total from investment operations	.342	(.070)	1.156	.456	1.044
Distributions from net investment income	(.334)	(.343)	(.353)	(.483)	(.494)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.522)	(.510)	(.546)	(.766)	(.784)
Net asset value, end of period	$ 11.96	$ 12.14	$ 12.72	$ 12.11	$ 12.42
Total ReturnA, B	2.80%	(.54)%	9.67%	3.72%	8.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.68%	1.69%	1.69%	1.69%	1.70%
Expenses net of fee waivers, if any	1.68%	1.69%	1.69%	1.69%	1.70%
Expenses net of all reductions	1.68%	1.69%	1.69%	1.69%	1.70%
Net investment income (loss)	2.73%	2.90%	3.12%	3.59%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 137	$ 204	$ 244	$ 307
Portfolio turnover rateE	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10
Income from Investment Operations
Net investment income (loss) C	.329	.355	.384	.441	.528
Net realized and unrealized gain (loss)	.007	(.440)	.767	.010	.512
Total from investment operations	.336	(.085)	1.151	.451	1.040
Distributions from net investment income	(.328)	(.338)	(.348)	(.478)	(.490)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.516)	(.505)	(.541)	(.761)	(.780)
Net asset value, end of period	$ 11.89	$ 12.07	$ 12.66	$ 12.05	$ 12.36
Total ReturnA, B	2.76%	(.66)%	9.68%	3.71%	8.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.73%	1.73%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.73%	1.73%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.73%	1.73%	1.73%	1.74%	1.74%
Net investment income (loss)	2.67%	2.86%	3.08%	3.54%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,664	$ 1,767	$ 2,238	$ 1,824	$ 1,609
Portfolio turnover rateE	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25
Income from Investment Operations
Net investment income (loss) B	.455	.484	.514	.570	.657
Net realized and unrealized gain (loss)	.012	(.437)	.779	.003	.514
Total from investment operations	.467	.047	1.293	.573	1.171
Distributions from net investment income	(.449)	(.460)	(.470)	(.600)	(.611)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.637)	(.627)	(.663)	(.883)	(.901)
Net asset value, end of period	$ 12.09	$ 12.26	$ 12.84	$ 12.21	$ 12.52
Total ReturnA	3.80%	.39%	10.78%	4.66%	9.80%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.76%	.75%	.75%	.76%	.76%
Net investment income (loss)	3.65%	3.84%	4.07%	4.52%	5.23%
Supplemental Data
Net assets, end of period (in millions)	$ 2,682	$ 2,179	$ 2,759	$ 1,812	$ 1,481
Portfolio turnover rateD	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual share holder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

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Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next

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Income Tax Information and Distributions to Shareholders - continued

twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales, futures contracts and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 410,699
Gross unrealized depreciation	(318,299)
Net unrealized appreciation (depreciation) on securities	$ 92,400

Tax Cost	$ 9,309,163

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 4,042
Net unrealized appreciation (depreciation) on securities and other investments	$ 92,124

The fund intends to elect to defer to its next fiscal year $16,666 of currency losses recognized during the period November 1, 2014 to December 31, 2014.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Ordinary Income	$ 336,888	$ 404,690
Long-term Capital Gains	122,066	102,296
Total	$ 458,954	$ 506,986

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or

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Risk Exposures and the Use of Derivative Instruments - continued

more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 10,622	$ 4,475
Purchased Options	1,039	(768)
Swaps	(5,525)	(1,649)
Totals (a)	$ 6,136	$ 2,058

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund

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Interest Rate Swaps - continued

entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,245,254 and $7,088,306, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,102	$ 90
Class T	-%	.25%	3,079	29
Class B	.65%	.25%	1,073	775
Class C	.75%	.25%	17,258	1,383
			$ 31,512	$ 2,277

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(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 268
Class T	56
Class B*	141
Class C*	101
$ 566

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 6,153.15
Class T	1,834.15
Class B	229.19
Class C	2,523.15
Institutional Class	4,000.17
	$ 14,739

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $250.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of fifteen dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013
From net investment income
Class A	$ 137,510	$ 172,638
Class T	41,939	49,547
Class B	3,240	4,623
Class C	45,973	55,636
Institutional Class	84,124	93,236
Total	$ 312,786	$ 375,680
From net realized gain
Class A	$ 59,022	$ 58,020
Class T	18,268	17,276
Class B	1,556	1,893
Class C	25,946	24,319
Institutional Class	41,376	29,798
Total	$ 146,168	$ 131,306

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class A
Shares sold	62,939	67,582	$ 776,718	$ 844,208
Reinvestment of distributions	15,104	14,640	184,389	180,437
Shares redeemed	(107,328)	(174,793)	(1,322,245)	(2,165,571)
Net increase (decrease)	(29,285)	(92,571)	$ (361,138)	$ (1,140,926)

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11. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class T
Shares sold	13,996	18,626	$ 172,575	$ 232,419
Reinvestment of distributions	4,668	4,677	56,953	57,585
Shares redeemed	(24,319)	(41,312)	(299,446)	(512,416)
Net increase (decrease)	(5,655)	(18,009)	$ (69,918)	$ (222,412)
Class B
Shares sold	215	313	$ 2,679	$ 3,921
Reinvestment of distributions	334	421	4,082	5,199
Shares redeemed	(3,487)	(5,431)	(43,142)	(67,694)
Net increase (decrease)	(2,938)	(4,697)	$ (36,381)	$ (58,574)
Class C
Shares sold	18,934	20,484	$ 233,057	$ 255,848
Reinvestment of distributions	4,992	5,148	60,641	63,209
Shares redeemed	(30,358)	(56,133)	(372,456)	(693,259)
Net increase (decrease)	(6,432)	(30,501)	$ (78,758)	$ (374,202)
Institutional Class
Shares sold	94,676	57,763	$ 1,183,458	$ 729,921
Reinvestment of distributions	8,622	7,895	106,429	98,556
Shares redeemed	(59,177)	(102,739)	(737,431)	(1,286,704)
Net increase (decrease)	44,121	(37,081)	$ 552,456	$ (458,227)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

14. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re:  ENERGY FUTURE HOLDINGS CORP. et al.  U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes, as identified in the Fund's Schedule of Investments, to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $11,832 as of period end. The Fund will also incur legal costs in defending the case.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 20, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Mr. Curvey oversees 407 funds. Ms. Acton and Mr. Engler each oversees 215 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/17/2015	02/13/2015	$0.007

Class T	02/17/2015	02/13/2015	$0.007

Class B	02/17/2015	02/13/2015	$0.007

Class C	02/17/2015	02/13/2015	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $130,467,502, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.5928% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $171,811,077 of distributions paid during the period January 1, 2014 to December 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SI-UANN-0215
1.787727.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	3.80%	5.81%	6.22%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Institutional Class on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global taxable investment-grade bonds posted mixed results for the 12-month period ending December 31, 2014. Despite a relatively calm year overall, rising divergences and weak global growth provoked market gyrations in the final quarter of 2014. A strengthening expansion and waning stimulus in the U.S. - contrasted with disappointing growth and more policy easing in other major economies - led to rising exchange-rate volatility, tumbling energy and commodities prices, and falling bond yields. Among the asset classes that make up the Fidelity Strategic Income Composite IndexSM, emerging-markets debt achieved the highest return. The J.P. Morgan Emerging Markets Bond Index Global rose 5.53%, partly due to strong demand in Latin American emerging markets during the first half of the period. Elsewhere, the Barclays® U.S. Government Bond Index returned 4.92%, with investors gravitating more toward U.S. government bonds as the year wore on. The BofA Merrill LynchSM US High Yield Constrained Index - a measure of domestic high-yield bonds - rose 2.51%, with latter-half weakness eroding gains achieved earlier in the year. Non-U.S. developed-markets debt, represented by the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, returned -0.83%, hurt by the relative weakness of the yen and euro, amid lackluster global economic growth and slowing inflation.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Income Fund: For the year, the fund's Institutional Class shares returned 3.80%, outperforming the 3.20% result of the Fidelity Strategic Income Composite IndexSM. Versus the index, a lighter-than-index stake in U.S. government bonds detracted, as the asset class benefited from investors' flight to safety, while an underweighting in foreign developed-markets debt proved a plus because these securities declined during the year. Security selection in the high-yield sleeve was by far the biggest contributor to the fund's relative return. Much of the subportfolio's outperformance came from positioning in energy, along with solid security selection in air transportation and technology. The U.S. government bond sleeve and the developed-markets debt subportfolio also outperformed their respective indexes and lifted the fund's relative result. On the flip side, the EM debt sleeve struggled due to its positioning in Venezuela. A rally in Venezuela's bond prices, which benefited the subportfolio in the first half of the year, reversed sharply later in 2014 due to local political issues and a subsequent collapse in the price of oil.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Class A	.98%
Actual		$ 1,000.00	$ 977.40	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	.98%
Actual		$ 1,000.00	$ 977.40	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class B	1.67%
Actual		$ 1,000.00	$ 974.10	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.79	$ 8.49
Class C	1.72%
Actual		$ 1,000.00	$ 973.70	$ 8.56
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Institutional Class	.76%
Actual		$ 1,000.00	$ 978.90	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of December 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.4	16.6
Buoni Poliennali del Tesoro	2.4	3.2
Japan Government	2.1	2.4
Canadian Government	2.0	2.4
Freddie Mac	1.6	1.8
	26.5
Top Five Market Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.4	9.6
Financials	10.0	9.8
Energy	6.2	6.8
Telecommunication Services	5.5	5.3
Industrials	4.9	4.7
Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
U.S. Government and U.S. Government Agency Obligations† 24.6%	U.S. Government and U.S. Government Agency Obligations† 24.3%
AAA,AA,A 9.9%	AAA,AA,A 10.2%
BBB 10.1%	BBB 12.0%
BB 17.6%	BB 17.1%
B 17.2%	B 17.0%
CCC,CC,C 6.5%	CCC,CC,C 8.2%
D 0.0%	D 0.0%*
Not Rated 4.2%	Not Rated 6.2%
Other Investments 5.3%	Other Investments 1.3%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 3.7%

† Includes NCUA Guaranteed Notes.

* Amount represents less than 0.1%.

Annual Report

Investment Changes (Unaudited) - continued

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2014*	As of June 30, 2014**
Preferred Securities 2.5%	Preferred Securities 2.1%
Corporate Bonds 39.0%	Corporate Bonds 41.7%
U.S. Government and U.S. Government Agency Obligations† 24.6%	U.S. Government and U.S. Government Agency Obligations† 24.3%
Foreign Government & Government Agency Obligations 18.1%	Foreign Government & Government Agency Obligations 23.5%
Bank Loan Obligations 5.8%	Bank Loan Obligations 3.2%
Stocks 5.3%	Stocks 1.3%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 4.6%	Short-Term Investments and Net Other Assets (Liabilities) 3.7%

* Foreign investments	33.9%	** Foreign investments	37.7%
* Futures and Swaps	1.8%	** Futures and Swaps	1.6%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.0%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.7%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	5,600	$ 9,035
4.7201% 7/31/18 (Reg. S)	GBP	2,500	4,170
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	1,045
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(j)		2,025	223
Chassix, Inc. 9.25% 8/1/18 (f)		7,635	5,154
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,579
6% 9/15/23		3,475	3,631
6.75% 2/15/21		1,400	1,481
Delphi Corp. 5% 2/15/23		9,005	9,613
Exide Technologies 8.625% 2/1/18 (c)		2,135	104
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,468
Lear Corp. 4.75% 1/15/23		6,305	6,289
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(j)		2,965	3,054
6.75% 11/15/22 pay-in-kind (f)(j)		3,940	4,117
Tenneco, Inc. 6.875% 12/15/20		6,205	6,562
			63,525
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		7,620	8,011
8.25% 6/15/21		7,620	8,439
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,188
			18,638
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		1,500	1,508
LKQ Corp. 4.75% 5/15/23		1,090	1,046
			2,554
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 9.75% 9/1/19 (f)(j)		23,025	23,716
Hotels, Restaurants & Leisure - 1.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		1,760	1,408
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	17,280	6,127
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		25,700	22,616
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,550
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 5.625% 3/1/23		$ 4,185	$ 4,143
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,850	1,892
4.875% 11/1/20		4,845	4,906
5.375% 11/1/23		3,845	3,980
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	11,477
Landry's Acquisition Co. 9.375% 5/1/20 (f)		905	959
MCE Finance Ltd. 5% 2/15/21 (f)		11,220	10,491
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(j)		2,333	2,275
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,524
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,152
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		1,835	1,798
11% 10/1/21 (f)		8,904	8,103
Playa Resorts Holding BV 8% 8/15/20 (f)		4,750	4,738
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,338
Scientific Games Corp. 10% 12/1/22 (f)		8,915	8,168
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,515
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (c)(f)		467	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		2,655	2,522
5.375% 3/15/22		7,285	7,394
			121,076
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		3,165	3,292
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,712
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,385
4.75% 2/15/23		2,465	2,453
5.75% 8/15/23		2,155	2,284
Lennar Corp. 4.5% 11/15/19		3,345	3,320
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,246
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 24,830	$ 25,451
6.875% 2/15/21		6,200	6,471
7.125% 4/15/19		4,910	5,076
8.25% 2/15/21		6,920	7,093
8.5% 5/15/18 (e)		445	454
9.875% 8/15/19		4,100	4,346
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,442
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,548
8.375% 1/15/21		4,340	4,915
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,136
Toll Brothers Finance Corp.:
4.375% 4/15/23		7,560	7,409
5.625% 1/15/24		670	707
5.875% 2/15/22		5,640	6,021
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,408
			103,169
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	4,170
Media - 3.4%
Altice SA 7.75% 5/15/22 (f)		24,970	25,017
AMC Networks, Inc. 4.75% 12/15/22		3,080	2,988
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)		6,130	6,207
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	9,417
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		980	987
5.625% 2/15/24 (f)		1,060	1,065
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,618
5.25% 3/15/21		4,975	5,012
5.25% 9/30/22		7,240	7,222
5.75% 9/1/23		670	678
5.75% 1/15/24		4,245	4,287
6.5% 4/30/21		10,200	10,710
6.625% 1/31/22		8,220	8,734
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
CCOH Safari LLC:
5.5% 12/1/22		$ 4,480	$ 4,547
5.75% 12/1/24		4,480	4,530
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,526
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,607
5.125% 12/15/22		1,470	1,437
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (j)		4,851	3,913
DISH DBS Corp.:
5% 3/15/23		8,155	7,890
5.125% 5/1/20		485	489
5.875% 7/15/22		15,180	15,560
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		2,245	2,301
Gannett Co., Inc.:
4.875% 9/15/21 (f)		3,210	3,186
5.5% 9/15/24 (f)		3,210	3,218
Liberty Media Corp. 8.5% 7/15/29		6,535	7,156
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		14,840	16,398
MDC Partners, Inc. 6.75% 4/1/20 (f)		5,465	5,629
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(j)		7,550	7,361
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		2,335	2,347
Numericable Group SA:
4.875% 5/15/19 (f)		6,705	6,646
6% 5/15/22 (f)		27,965	28,119
6.25% 5/15/24 (f)		26,328	26,525
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,832
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		2,660	2,740
Regal Entertainment Group 5.75% 6/15/23		9,410	8,798
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,903
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		5,800	5,713
4.625% 5/15/23 (f)		2,450	2,291
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.: - continued
5.25% 8/15/22 (f)		$ 6,945	$ 7,292
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	5,000	6,393
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,337
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,690	6,927
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,789
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(j)		955	960
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		955	898
6.75% 4/15/22 (f)		3,825	3,356
			315,556
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,320	1,333
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(j)		2,275	2,321
Jaguar Land Rover PLC 4.25% 11/15/19 (f)		4,485	4,496
L Brands, Inc. 5.625% 10/15/23		4,625	4,995
L Brands, Inc. 5.625% 2/15/22		6,880	7,396
Sally Holdings LLC 6.875% 11/15/19		3,305	3,512
Sonic Automotive, Inc. 5% 5/15/23		800	776
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		1,580	1,623
			26,452
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (f)		1,720	1,651
7.75% 2/1/19		1,418	1,469
PVH Corp. 4.5% 12/15/22		10,925	10,788
			13,908
TOTAL CONSUMER DISCRETIONARY			692,764
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		3,190	3,214
4.75% 11/15/24		4,475	4,531
			7,745
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(j)		$ 2,230	$ 1,673
9.25% 2/15/19 (f)		3,070	2,824
ESAL GmbH 6.25% 2/5/23 (f)		10,175	9,641
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		1,265	1,233
Rite Aid Corp.:
6.75% 6/15/21		12,320	12,720
9.25% 3/15/20		3,570	3,896
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,465	1,597
			33,584
Food Products - 0.5%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,095
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,915	6,303
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		5,550	5,800
H.J. Heinz Co. 4.25% 10/15/20		9,880	9,979
JBS Investments GmbH 7.25% 4/3/24 (f)		5,755	5,697
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		2,960	3,049
8.25% 2/1/20 (f)		3,315	3,489
Post Holdings, Inc.:
6% 12/15/22 (f)		2,340	2,194
7.375% 2/15/22		2,500	2,500
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,681
			45,787
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,415	1,475
6.625% 11/15/22		1,675	1,771
			3,246
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,431
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,235	1,130
Prestige Brands, Inc. 8.125% 2/1/20		770	820
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,693
			22,074
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Imperial Tobacco Finance 3.375% 2/26/26 (Reg. S)	EUR	5,300	$ 7,261
TOTAL CONSUMER STAPLES			119,697
ENERGY - 5.6%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 10/15/22		$ 3,640	2,730
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (f)		3,100	2,666
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		3,200	2,720
Forbes Energy Services Ltd. 9% 6/15/19		3,755	2,253
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,499
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	108
McDermott International, Inc. 8% 5/1/21 (f)		3,940	2,758
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,725	4,065
7.5% 11/1/19		2,265	1,687
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	8,726
Precision Drilling Corp.:
5.25% 11/15/24 (f)		4,310	3,568
6.5% 12/15/21		940	797
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,076
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,502
			41,155
Oil, Gas & Consumable Fuels - 5.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,110
4.875% 3/15/24		2,630	2,669
Afren PLC:
6.625% 12/9/20 (f)		2,315	1,296
10.25% 4/8/19 (Reg. S)		5,960	3,874
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)		13,580	9,981
7.375% 11/1/21 (f)		2,280	1,676
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		3,175	3,016
6.625% 10/1/20		4,825	4,909
California Resources Corp. 6% 11/15/24 (f)		655	553
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		$ 4,800	$ 4,992
Carrizo Oil & Gas, Inc.:
7.5% 9/15/20		670	643
7.5% 9/15/20 (f)		7,375	7,080
8.625% 10/15/18		3,110	3,110
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,255
Citgo Petroleum Corp. 6.25% 8/15/22 (f)		6,280	6,374
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,182
6.5% 1/15/22		6,135	6,411
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,387
6.125% 3/1/22		7,890	7,535
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	6,926
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	90
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	4,741
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		2,615	2,314
Energy Partners Ltd. 8.25% 2/15/18		11,490	8,732
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	3,149
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		1,765	1,783
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,232
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,780	3,842
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		1,030	999
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	1,708
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,765	3,577
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)		3,810	3,353
7.625% 4/15/21 (f)		4,325	4,347
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,826
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		13,230	9,956
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)		2,275	1,927
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		$ 3,905	$ 3,280
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (f)		3,115	3,334
Kodiak Oil & Gas Corp. 5.5% 1/15/21		2,030	2,035
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		2,995	2,531
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		5,910	5,526
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		3,215	3,255
6.25% 6/15/22		8,458	8,754
Newfield Exploration Co. 5.625% 7/1/24		5,200	5,145
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,267
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		5,360	4,610
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		11,504	10,008
Pan American Energy LLC 7.875% 5/7/21 (f)		1,985	2,015
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,372
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,090	12,809
6.625% 6/15/38		465	534
8.625% 12/1/23 (e)		500	620
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		7,690	7,118
Petroleos de Venezuela SA:
6% 5/16/24 (f)		2,200	836
6% 11/15/26 (f)		4,755	1,736
8.5% 11/2/17 (f)		57,110	32,667
9% 11/17/21 (Reg. S)		3,065	1,341
9.75% 5/17/35 (f)		14,705	6,544
12.75% 2/17/22 (f)		8,755	4,662
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,453
4.875% 1/24/22		3,930	4,116
4.875% 1/18/24		3,685	3,829
5.5% 1/21/21		3,470	3,756
5.5% 6/27/44		6,740	6,875
5.5% 6/27/44 (f)		3,250	3,315
6.375% 1/23/45		9,700	10,985
6.5% 6/2/41		9,685	11,114
6.625% (f)(g)		17,663	17,884
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero:
4.3% 5/20/23 (f)		$ 2,930	$ 2,798
4.3% 5/20/23 (Reg S.)		600	573
4.875% 5/3/22 (f)		2,940	2,940
5.25% 5/23/21 (f)		3,385	3,487
5.625% 5/20/43 (f)		2,830	2,660
5.625% 5/20/43 (Reg. S)		1,300	1,222
6% 5/3/42 (f)		4,020	3,925
6.5% 5/27/41 (f)		6,080	6,217
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,568
Range Resources Corp.:
5% 8/15/22		6,060	6,060
5% 3/15/23		9,130	9,130
5.75% 6/1/21		2,030	2,096
Rice Energy, Inc. 6.25% 5/1/22 (f)		2,675	2,488
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,173
5.875% 6/1/22		4,750	4,275
RSP Permian, Inc. 6.625% 10/1/22 (f)		1,785	1,660
SemGroup Corp. 7.5% 6/15/21		4,100	4,100
Sibur Securities Ltd. 3.914% 1/31/18 (f)		3,240	2,624
Southern Star Central Corp. 5.125% 7/15/22 (f)		2,570	2,583
Teekay Corp. 8.5% 1/15/20		3,695	4,110
Teine Energy Ltd. 6.875% 9/30/22 (f)		4,615	3,554
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,297
Tesoro Corp. 5.375% 10/1/22		3,340	3,382
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		2,540	2,521
5.875% 10/1/20		791	795
6.125% 10/15/21		2,735	2,728
6.25% 10/15/22 (f)		2,715	2,708
W&T Offshore, Inc. 8.5% 6/15/19		4,890	3,203
Western Refining, Inc. 6.25% 4/1/21		6,375	6,216
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,254
5.75% 3/15/21		3,480	3,228
WPX Energy, Inc. 6% 1/15/22		7,035	6,771
YPF SA:
8.75% 4/4/24 (f)		9,090	9,238
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA: - continued
8.875% 12/19/18 (f)		$ 9,575	$ 9,902
Zhaikmunai International BV 7.125% 11/13/19 (f)		5,455	4,708
			490,075
TOTAL ENERGY			531,230
FINANCIALS - 7.0%
Banks - 1.6%
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,169	1,233
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	8,196
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,580	4,778
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		9,885	7,414
CIT Group, Inc.:
5% 8/15/22		8,305	8,533
5.375% 5/15/20		10,385	10,976
5.5% 2/15/19 (f)		10,070	10,624
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	9,300	11,726
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		845	710
Development Bank of Philippines 8.375% (g)(j)		6,765	7,273
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,146
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,575	4,667
6.25% 4/30/19 (f)		1,225	1,271
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		6,095	6,247
7.75% 7/5/17 (Reg. S)		1,100	1,128
GTB Finance BV:
6% 11/8/18 (f)		5,530	5,143
7.5% 5/19/16 (f)		4,275	4,275
HBOS PLC 4.5% 3/18/30 (j)	EUR	900	1,195
HSBC Bank PLC 5% 3/20/23 (j)	GBP	4,416	7,321
HSBK BV 7.25% 5/3/17 (f)		4,820	4,820
JPMorgan Chase Bank 3.5% 12/18/26	GBP	5,000	8,161
Lloyds Bank PLC 5.75% 7/9/25 (j)	GBP	6,050	10,299
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,840	2,499
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	$ 10,743
RSHB Capital SA 6% 6/3/21 (f)(j)		$ 1,535	1,054
SB Capital SA 5.5% 2/26/24 (f)(j)		6,140	4,510
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		2,015	2,148
Zenith Bank PLC 6.25% 4/22/19 (f)		6,770	6,170
			155,260
Capital Markets - 0.3%
Deutsche Bank AG 1.25% 9/8/21	EUR	11,200	13,877
Goldman Sachs Group, Inc. 2.875% 6/3/26 (Reg. S)	EUR	3,900	5,221
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	7,191	8,853
			27,951
Consumer Finance - 2.6%
Ally Financial, Inc.:
5.125% 9/30/24		12,780	12,972
7.5% 9/15/20		38,049	44,612
8% 3/15/20		16,853	19,887
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		2,105	2,131
General Motors Acceptance Corp. 8% 11/1/31		21,681	27,589
GMAC LLC 8% 11/1/31		64,378	82,082
Navient Corp.:
5% 10/26/20		3,110	3,052
5.875% 10/25/24		6,710	6,391
SLM Corp.:
5.5% 1/25/23		22,735	21,769
7.25% 1/25/22		12,720	13,801
8% 3/25/20		7,185	7,957
			242,243
Diversified Financial Services - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		8,055	8,156
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	5,805
City of Buenos Aires 9.95% 3/1/17 (f)		5,520	5,630
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,242
5.875% 2/1/22		18,530	18,611
6% 8/1/20		25,690	26,466
ING Bank NV 6.125% 5/29/23 (j)	EUR	5,195	7,177
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 3,320	$ 3,238
MSCI, Inc. 5.25% 11/15/24 (f)		2,735	2,831
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (j)	EUR	6,350	8,204
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,730	1,529
7.75% 1/27/18		8,325	5,204
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,046
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	3,800	4,780
			111,919
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		9,770	9,721
Society of Lloyd's 4.75% 10/30/24	GBP	3,600	5,794
			15,515
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,435
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	709
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,606
6.875% 5/1/21		7,955	8,512
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,710
Prologis LP 3% 6/2/26	EUR	6,000	7,914
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,877
			46,763
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		7,430	7,593
5.25% 3/15/25		2,130	2,173
Deutsche Annington Finance BV 4% (Reg. S) (g)(j)	EUR	5,000	6,111
Howard Hughes Corp. 6.875% 10/1/21 (f)		10,865	11,245
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	281
11.5% 7/20/20 (Reg. S)		15	16
Realogy Corp. 9% 1/15/20 (f)		3,740	4,095
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	5,418	6,990
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		$ 7,370	$ 7,259
7.75% 4/15/20 (f)		2,754	2,919
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		2,545	2,510
5.875% 6/15/24 (f)		6,140	6,140
			57,332
TOTAL FINANCIALS			656,983
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.4%
AmSurg Corp. 5.625% 7/15/22 (f)		4,130	4,233
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,075
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,222
5.25% 4/15/25		13,180	13,773
5.875% 3/15/22		19,190	21,013
5.875% 5/1/23		7,155	7,540
6.5% 2/15/20		9,920	11,115
7.5% 2/15/22		12,110	13,836
7.75% 5/15/21		6,743	7,181
HealthSouth Corp. 5.75% 11/1/24		3,000	3,120
InVentiv Health, Inc. 11% 8/15/18 (e)(f)		905	790
Kindred Escrow Corp. II:
8% 1/15/20 (f)		4,440	4,718
8.75% 1/15/23 (f)		3,330	3,584
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		2,060	2,106
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		4,520	4,588
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,137
5.5% 2/1/21		2,250	2,340
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	10,848
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,178
			130,397
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(j)		$ 4,255	$ 4,349
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	8,500	10,643
			14,992
Pharmaceuticals - 0.3%
Merck KGaA:
2.625% 12/12/74 (Reg. S) (j)	EUR	2,700	3,303
3.375% 12/12/74 (Reg. S) (j)	EUR	1,500	1,878
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		5,922	6,396
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		1,615	1,635
6.75% 8/15/21 (f)		4,210	4,399
7.5% 7/15/21 (f)		4,070	4,396
VPI Escrow Corp. 6.375% 10/15/20 (f)		9,225	9,640
			31,647
TOTAL HEALTH CARE			177,036
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		800	579
Bombardier, Inc. 6.125% 1/15/23 (f)		4,810	4,906
GenCorp, Inc. 7.125% 3/15/21		1,340	1,403
Huntington Ingalls Industries, Inc. 5% 12/15/21 (f)		2,700	2,747
KLX, Inc. 5.875% 12/1/22 (f)		4,615	4,661
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,928
			19,224
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		5,235	5,471
Airlines - 0.7%
Air Canada:
5.375% 11/15/22 (f)		1,592	1,616
7.75% 4/15/21 (f)		3,800	3,957
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,292
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,695
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		740	793
6.125% 4/29/18		1,720	1,828
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
7.25% 11/10/19		$ 3,924	$ 4,522
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,077	9,369
8.021% 8/10/22		2,761	3,189
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,342
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,791	2,033
8.028% 11/1/17		477	534
Ryanair Ltd. 1.875% 6/17/21 (Reg. S)	EUR	4,800	6,050
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,621
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,218	4,914
Series 2012-2 Class B, 6.75% 12/3/22		1,730	1,851
Series 2013-1 Class B, 5.375% 5/15/23		2,285	2,325
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,590	5,094
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,015
			64,040
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		13,075	13,435
APX Group, Inc.:
6.375% 12/1/19		3,875	3,710
8.75% 12/1/20		1,725	1,457
Bakercorp International, Inc. 8.25% 6/1/19		1,145	1,036
Cenveo Corp.:
6% 8/1/19 (f)		2,480	2,244
8.5% 9/15/22 (f)		2,770	2,078
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,042
5.25% 8/1/20		3,395	3,412
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,175
7.25% 12/1/20		4,940	5,249
Garda World Security Corp. 7.25% 11/15/21 (f)		1,825	1,807
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,824
ISS Global A/S 2.125% 12/2/24	EUR	4,200	5,158
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,896
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.: - continued
7% 2/15/22		$ 3,500	$ 3,754
7.875% 3/15/21		4,975	5,497
TMS International Corp. 7.625% 10/15/21 (f)		970	1,011
			61,785
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		2,165	2,214
5.875% 10/15/24 (f)		1,855	1,897
MasTec, Inc. 4.875% 3/15/23		5,255	4,940
			9,051
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,505	2,492
6.5% 5/15/19 (f)		5,310	5,509
			8,001
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,880	4,880
Terex Corp. 6% 5/15/21		4,755	4,850
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (f)(j)		575	595
			10,325
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		5,205	5,075
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		5,710	5,225
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		4,035	3,995
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,418
			17,713
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (f)		1,800	1,880
Trading Companies & Distributors - 1.6%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,185	1,226
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,422
6.25% 12/1/19		5,850	6,172
7.625% 4/15/20		3,750	4,153
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Ashtead Capital, Inc. 5.625% 10/1/24 (f)		$ 4,250	$ 4,356
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,100
4.625% 4/15/21		6,645	6,761
5.875% 4/1/19		13,663	14,722
5.875% 8/15/22		15,215	16,508
6.25% 5/15/19		19,100	20,867
8.25% 12/15/20		21,490	25,895
8.625% 1/15/22		21,585	26,765
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,505	1,520
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,502
			146,969
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		6,574	6,771
TOTAL INDUSTRIALS			351,230
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		7,530	7,948
8.875% 1/1/20 (f)		2,695	2,931
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		4,705	4,670
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,197
Lucent Technologies, Inc.:
6.45% 3/15/29		15,280	14,592
6.5% 1/15/28		4,220	4,062
			37,400
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,857
5% 2/15/23		2,495	2,545
			7,402
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,550	3,302
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,838
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global, Inc. 8% 8/1/20		$ 3,460	$ 3,724
VeriSign, Inc. 4.625% 5/1/23		4,375	4,288
			15,152
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (f)		9,200	9,476
6.125% 11/1/23 (f)		1,345	1,389
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,360	2,582
First Data Corp.:
11.25% 1/15/21		2,564	2,910
11.75% 8/15/21		9,380	10,764
			27,121
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24		4,430	3,754
Entegris, Inc. 6% 4/1/22 (f)		1,275	1,291
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		5,520	5,520
5.75% 2/15/21 (f)		5,005	5,255
5.75% 3/15/23 (f)		12,445	13,098
			28,918
Software - 0.3%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		18,545	19,472
6.125% 9/15/23 (f)		4,825	5,199
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(j)		1,885	1,847
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,445	2,451
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(j)		3,425	3,442
			32,411
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 4.75% 1/1/25 (f)		4,335	4,466
TOTAL INFORMATION TECHNOLOGY			152,870
MATERIALS - 3.5%
Chemicals - 1.2%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	7,750	9,410
Chemtura Corp. 5.75% 7/15/21		2,355	2,296
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
Hexion U.S. Finance Corp. 6.625% 4/15/20		$ 5,865	$ 5,748
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,747
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	37,475
4.69% 4/24/22		14,170	11,265
10% 10/15/20 (c)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,035
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		3,380	3,642
PolyOne Corp.:
5.25% 3/15/23		3,085	3,083
7.375% 9/15/20		1,845	1,963
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		3,435	3,469
8.25% 1/15/21 (f)		1,730	1,769
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		2,120	1,887
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		1,680	1,745
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,363
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	7,133
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,986	9,110
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,597
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)		2,995	3,070
5.625% 10/1/24 (f)		1,205	1,256
			112,063
Construction Materials - 0.0%
Prince Mineral Holding Corp. 12% 12/15/19 (f)		1,685	1,719
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	3,151
			4,870
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(j)		11,795	11,573
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		$ 9,740	$ 9,302
6.25% 1/31/19 (f)		2,410	2,356
6.75% 1/31/21 (f)		4,915	4,890
7% 11/15/20 (f)		530	536
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		5,435	5,326
6% 6/15/17 (f)		2,720	2,652
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	1,916
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,481
7.5% 12/15/96		3,685	3,464
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,567
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,591
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,744
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,710	2,940
			71,338
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (f)		33	33
9% 12/15/14 pay-in-kind (c)(j)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		3,005	2,825
Cliffs Natural Resources, Inc.:
4.8% 10/1/20		5,565	3,005
4.875% 4/1/21		4,120	2,215
Edgen Murray Corp. 8.75% 11/1/20 (f)		3,848	4,194
Essar Steel Algoma, Inc. 9.5% 11/15/19 (f)		4,465	4,498
EVRAZ Group SA:
6.5% 4/22/20 (f)		4,335	3,298
9.5% 4/24/18 (Reg. S)		9,315	8,360
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)		5,600	5,418
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		5,877	4,408
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		6,488	5,872
7% 2/15/21 (f)		5,343	4,809
7.25% 5/15/22 (f)		4,260	3,834
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		5,365	4,507
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Gold Fields Orogen Holding BVI Ltd.: - continued
4.875% 10/7/20 (Reg. S)		$ 400	$ 336
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	250
10.5% 11/28/17 (f)		9,874	6,122
10.5% 11/28/17 (Reg. S)		187	116
Mirabela Nickel Ltd. 1% 4/15/44 (f)		14	0
Murray Energy Corp.:
8.625% 6/15/21 (f)		7,940	7,583
9.5% 12/5/20 (f)		10,535	10,535
New Gold, Inc. 7% 4/15/20 (f)		1,480	1,482
Nord Gold NV 6.375% 5/7/18 (f)		5,685	4,769
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		11,135	9,520
5.625% 4/29/20 (Reg. S)		500	428
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,198
11.25% 10/15/18		7,091	7,552
Southern Copper Corp.:
6.75% 4/16/40		1,775	1,862
7.5% 7/27/35		3,875	4,359
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		1,280	1,304
5.25% 4/15/23		1,805	1,832
5.5% 10/1/24 (f)		3,200	3,280
Walter Energy, Inc. 9.5% 10/15/19 (f)		12,460	9,470
			135,274
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,481
Mercer International, Inc.:
7% 12/1/19 (f)		3,105	3,136
7.75% 12/1/22 (f)		5,580	5,650
NewPage Corp.:
0% 5/1/49 (c)(j)		1,770	0 *
11.375% 12/31/14 (c)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
			10,267
TOTAL MATERIALS			333,812
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.4%
Altice Financing SA:
6.5% 1/15/22 (f)		$ 10,799	$ 10,556
7.875% 12/15/19 (f)		4,820	4,935
Altice Finco SA:
8.125% 1/15/24 (f)		8,730	8,512
9.875% 12/15/20 (f)		5,655	6,045
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,883
9% 8/15/31		3,655	3,856
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,706
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	10,522
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	5,015
Frontier Communications Corp. 8.5% 4/15/20		12,120	13,514
Level 3 Communications, Inc.:
5.75% 12/1/22 (f)		4,685	4,714
8.875% 6/1/19		1,640	1,739
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,085
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,325
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,906
Sprint Capital Corp.:
6.875% 11/15/28		20,415	17,965
8.75% 3/15/32		7,721	7,470
U.S. West Communications:
6.875% 9/15/33		2,535	2,543
7.25% 9/15/25		535	637
7.25% 10/15/35		1,455	1,500
Verizon Communications, Inc. 1.625% 3/1/24	EUR	6,900	8,461
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,023
Wind Acquisition Finance SA 4.75% 7/15/20 (f)		1,895	1,798
			131,710
Wireless Telecommunication Services - 3.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	66,200	4,386
Digicel Group Ltd.:
6% 4/15/21 (f)		28,925	27,045
7% 2/15/20 (f)		980	969
7.125% 4/1/22 (f)		31,140	28,960
8.25% 9/1/17 (f)		7,710	7,806
8.25% 9/30/20 (f)		50,155	48,650
Intelsat Jackson Holdings SA:
5.5% 8/1/23		32,110	31,914
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
6.625% 12/15/22 (Reg. S)		$ 12,000	$ 12,330
7.25% 4/1/19		11,235	11,727
7.25% 10/15/20		5,620	5,936
7.5% 4/1/21		11,095	11,872
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,560	2,413
MTS International Funding Ltd. 8.625% 6/22/20 (f)		9,690	9,496
NII International Telecom S.C.A.:
7.875% 8/15/19 (c)(f)		4,120	2,946
11.375% 8/15/19 (c)(f)		2,380	1,714
Pacnet Ltd. 9% 12/12/18 (f)		305	340
Sprint Corp. 7.125% 6/15/24		1,565	1,455
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,509
6.125% 1/15/22		7,790	7,907
6.25% 4/1/21		15,470	15,834
6.375% 3/1/25		24,805	25,202
6.5% 1/15/24		16,310	16,718
6.625% 4/1/23		20,286	20,773
6.633% 4/28/21		7,440	7,635
6.731% 4/28/22		4,835	4,980
6.836% 4/28/23		5,580	5,761
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		10,125	10,429
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		11,765	9,777
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	60,220	684
9% 2/13/18 (Reg S.)	RUB	282,940	3,215
			346,383
TOTAL TELECOMMUNICATION SERVICES			478,093
UTILITIES - 1.9%
Electric Utilities - 0.9%
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,707
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,529	1,069
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		$ 30,866	$ 36,422
12.25% 3/1/22 (c)(f)		28,650	33,950
Majapahit Holding BV 7.75% 1/20/20 (f)		1,140	1,320
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,484
RJS Power Holdings LLC 5.125% 7/15/19 (f)		4,245	4,192
			82,144
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,095	2,140
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,913
8% 3/1/32		3,400	4,405
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,496
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,850
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		9,943	9,943
			29,747
Independent Power Producers & Renewable Electricity Producers - 0.7%
Calpine Corp. 7.875% 1/15/23 (f)		4,840	5,336
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)		10,985	12,962
11.25% 11/1/17 pay-in-kind (c)(j)		8,822	10,410
The AES Corp.:
4.875% 5/15/23		5,485	5,444
5.5% 3/15/24		2,635	2,674
TXU Corp.:
5.55% 11/15/14 (c)(q)		1,864	1,163
6.5% 11/15/24 (c)(q)		15,240	9,510
6.55% 11/15/34 (c)(q)		29,755	18,567
			66,066
TOTAL UTILITIES			177,957
TOTAL NONCONVERTIBLE BONDS (Cost $3,650,592)			3,671,672
U.S. Government and Government Agency Obligations - 19.5%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		$ 8,670	$ 8,680
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,200
5.25% 9/15/39		1,138	1,449
5.375% 4/1/56		3,247	4,270
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			29,599
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44		24,713	28,177
U.S. Treasury Obligations - 18.1%
U.S. Treasury Bonds:
3.125% 8/15/44		10,053	10,823
3.375% 5/15/44		13,044	14,695
3.625% 2/15/44		110,936	130,621
5.25% 2/15/29		18,341	24,669
5.375% 2/15/31 (i)		16,479	22,983
6.125% 8/15/29 (h)		9,280	13,573
7.5% 11/15/16		2,850	3,210
7.5% 11/15/24		5,690	8,406
7.875% 2/15/21		6,800	9,183
8.125% 5/15/21		9,286	12,768
9.875% 11/15/15		11,595	12,553
U.S. Treasury Notes:
0.25% 7/15/15		44,225	44,253
0.25% 4/15/16		3,728	3,721
0.25% 5/15/16		10,407	10,381
0.375% 1/15/16		127,003	127,107
0.375% 10/31/16		25,000	24,891
0.5% 9/30/16		110,644	110,484
0.5% 7/31/17		16,952	16,756
0.75% 6/30/17		36,912	36,762
0.875% 1/31/17		1,865	1,870
0.875% 5/15/17		8,337	8,339
0.875% 8/15/17		28,906	28,827
0.875% 10/15/17		8,270	8,236
0.875% 1/31/18		43,149	42,785
0.875% 7/31/19		34,096	33,033
1% 9/30/16		73,457	73,982
1% 10/31/16		35,137	35,385
1% 12/15/17		21,401	21,353
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 5/31/18		$ 56,293	$ 55,730
1.375% 7/31/18		4,355	4,359
1.375% 9/30/18		11,963	11,948
1.375% 2/28/19		41,776	41,531
1.5% 12/31/18		5,624	5,632
1.5% 1/31/19		38,339	38,351
1.625% 4/30/19		50,979	51,146
1.625% 6/30/19		42,839	42,946
1.625% 12/31/19		31,776	31,729
1.75% 9/30/19		71,410	71,812
1.875% 8/31/17		7,700	7,876
1.875% 9/30/17		5,400	5,523
1.875% 10/31/17		13,764	14,081
2% 5/31/21		24,000	24,105
2.125% 6/30/21		11,000	11,130
2.125% 12/31/21		68,298	68,960
2.25% 3/31/21		51,137	52,192
2.25% 4/30/21		45,402	46,324
2.25% 11/15/24		10,100	10,168
2.375% 7/31/17		21,976	22,767
2.375% 6/30/18		7,978	8,267
2.375% 8/15/24		77,512	78,899
2.625% 4/30/16		3,137	3,227
2.75% 11/30/16		7,000	7,275
3% 9/30/16		8,408	8,758
3% 2/28/17		55,584	58,242
3.5% 2/15/18		18,226	19,523
4.5% 5/15/17		13,745	14,919
TOTAL U.S. TREASURY OBLIGATIONS			1,709,069
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5055% 12/7/20 (NCUA Guaranteed) (j)		2,234	2,237
Series 2011-R1 Class 1A, 0.6055% 1/8/20 (NCUA Guaranteed) (j)		4,784	4,810
Series 2011-R4 Class 1A, 0.537% 3/6/20 (NCUA Guaranteed) (j)		1,993	1,997
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		$ 3,550	$ 3,567
2.35% 6/12/17 (NCUA Guaranteed)		31,000	31,860
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,154
TOTAL OTHER GOVERNMENT RELATED			71,625
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,798,710)			1,838,470
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 0.5%
1.865% 10/1/35 (j)		24	25
1.925% 9/1/33 (j)		464	485
1.925% 11/1/35 (j)		367	386
1.963% 11/1/33 (j)		53	55
2.053% 6/1/36 (j)		46	49
2.079% 1/1/35 (j)		250	263
2.142% 9/1/36 (j)		104	111
2.19% 3/1/37 (j)		25	27
2.241% 3/1/33 (j)		116	123
2.283% 11/1/36 (j)		43	46
2.354% 7/1/35 (j)		189	201
2.369% 6/1/47 (j)		145	156
2.371% 2/1/37 (j)		509	544
2.372% 5/1/36 (j)		50	54
2.503% 2/1/36 (j)		60	65
2.518% 4/1/36 (j)		326	348
2.542% 6/1/42 (j)		446	460
2.681% 8/1/35 (j)		762	816
2.69% 2/1/42 (j)		2,323	2,409
2.766% 1/1/42 (j)		2,100	2,178
2.96% 11/1/40 (j)		255	268
2.982% 9/1/41 (j)		284	297
3.059% 10/1/41 (j)		143	149
3.164% 3/1/42 (j)		12,004	12,584
3.189% 1/1/44 (j)		6,569	6,882
3.235% 7/1/41 (j)		488	512
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
3.325% 10/1/41 (j)		$ 244	$ 257
3.435% 11/1/40 (j)		3,553	3,742
3.5% 1/1/26 to 9/1/26		105	112
3.561% 7/1/41 (j)		478	504
5% 5/1/22 to 12/1/22		97	105
5.5% 5/1/15 to 1/1/29		4,545	4,966
6% 6/1/16 to 10/1/16		23	23
6.5% 6/1/16 to 8/1/36		5,519	6,375
7.5% 1/1/28		30	36
TOTAL FANNIE MAE			45,613
Freddie Mac - 0.2%
1.82% 3/1/35 (j)		136	142
1.886% 1/1/36 (j)		93	98
1.95% 3/1/37 (j)		36	38
2.022% 2/1/37 (j)		54	57
2.05% 6/1/37 (j)		31	32
2.06% 1/1/37 (j)		280	294
2.095% 8/1/37 (j)		93	99
2.1% 7/1/35 (j)		162	173
2.121% 5/1/37 (j)		77	83
2.16% 6/1/33 (j)		273	290
2.345% 10/1/35 (j)		183	194
2.347% 10/1/36 (j)		380	403
2.375% 5/1/37 (j)		72	77
2.385% 5/1/37 (j)		943	1,009
2.385% 5/1/37 (j)		497	530
2.4% 10/1/42 (j)		2,710	2,849
2.415% 6/1/37 (j)		273	293
2.418% 4/1/37 (j)		94	101
2.451% 6/1/37 (j)		58	61
2.49% 9/1/35 (j)		65	70
2.498% 2/1/36 (j)		6	6
2.545% 7/1/36 (j)		102	110
2.595% 4/1/37 (j)		9	9
2.673% 7/1/35 (j)		241	258
3.078% 9/1/41 (j)		2,677	2,792
3.136% 10/1/35 (j)		58	62
3.235% 9/1/41 (j)		285	298
3.239% 4/1/41 (j)		296	310
3.299% 6/1/41 (j)		345	360
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.465% 11/1/40 (j)		$ 7,033	$ 7,477
3.468% 5/1/41 (j)		318	335
3.618% 6/1/41 (j)		486	513
3.691% 5/1/41 (j)		408	431
6% 1/1/24		1,547	1,705
6.5% 10/1/15 to 3/1/22		640	698
8.5% 3/1/20		0 *	0*
TOTAL FREDDIE MAC			22,257
Ginnie Mae - 0.8%
4.3% 8/20/61 (o)		3,358	3,572
4.53% 10/20/62 (o)		3,561	3,876
4.55% 5/20/62 (o)		20,789	22,492
4.626% 3/20/62 (o)		4,358	4,711
4.649% 2/20/62 (o)		2,433	2,633
4.65% 3/20/62 (o)		3,916	4,240
4.682% 2/20/62 (o)		3,044	3,292
4.684% 1/20/62 (o)		13,944	15,077
5.47% 8/20/59 (o)		1,625	1,699
5.5% 11/15/35		2,112	2,400
5.612% 4/20/58 (o)		1,606	1,652
6% 6/15/36		4,380	5,026
7% 9/15/25 to 8/15/31		25	29
7.5% 2/15/22 to 8/15/28		49	57
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			70,756
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $136,504)			138,626
Collateralized Mortgage Obligations - 2.5%

U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6695% 9/25/23 (j)		541	543
Series 2010-15 Class FJ, 1.0995% 6/25/36 (j)		5,199	5,293
Series 2010-86 Class FE, 0.6195% 8/25/25 (j)		609	614
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		62	66
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		$ 16	$ 16
Series 2003-70 Class BJ, 5% 7/25/33		519	574
Series 2005-19 Class PA, 5.5% 7/25/34		1,868	2,030
Series 2005-27 Class NE, 5.5% 5/25/34		2,087	2,180
Series 2005-52 Class PB, 6.5% 12/25/34		87	89
Series 2005-64 Class PX, 5.5% 6/25/35		1,792	1,961
Series 2005-68 Class CZ, 5.5% 8/25/35		4,011	4,499
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,550
Series 2011-117 Class PF, 0.5195% 7/25/39 (j)		3,356	3,374
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		58	61
Series 2003-117 Class MD, 5% 12/25/23		1,143	1,227
Series 2004-91 Class Z, 5% 12/25/34		4,838	5,315
Series 2004-95 Class AN, 5.5% 1/25/25		0 *	0 *
Series 2005-117 Class JN, 4.5% 1/25/36		808	885
Series 2005-14 Class ZB, 5% 3/25/35		1,776	1,954
Series 2006-72 Class CY, 6% 8/25/26		1,567	1,734
Series 2009-59 Class HB, 5% 8/25/39		2,482	2,731
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		352	28
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		529	41
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		3,119	481
Series 2010-39 Class FG, 1.0895% 3/25/36 (j)		3,145	3,225
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		1,141	89
Series 2011-67 Class AI, 4% 7/25/26 (l)		896	103
Freddie Mac:
floater:
Series 2630 Class FL, 0.6608% 6/15/18 (j)		17	17
Series 2711 Class FC, 1.0608% 2/15/33 (j)		1,975	2,009
floater planned amortization class Series 2770 Class FH, 0.5608% 3/15/34 (j)		2,080	2,098
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		734	741
Series 2101 Class PD, 6% 11/15/28		63	69
Series 2376 Class JE, 5.5% 11/15/16		49	51
Series 2381 Class OG, 5.5% 11/15/16		27	28
Series 2425 Class JH, 6% 3/15/17		76	79
Series 2672 Class MG, 5% 9/15/23		3,360	3,662
Series 2996 Class MK, 5.5% 6/15/35		182	204
Series 3415 Class PC, 5% 12/15/37		880	945
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3763 Class QA, 4% 4/15/34		$ 1,960	$ 2,052
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,714
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		7,051	7,980
Series 2303 Class ZV, 6% 4/15/31		157	174
Series 2877 Class ZD, 5% 10/15/34		5,603	6,213
Series 4181 Class LA, 3% 3/15/37		4,500	4,644
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6655% 7/20/37 (j)		1,060	1,070
Series 2008-2 Class FD, 0.6455% 1/20/38 (j)		264	266
Series 2008-73 Class FA, 1.0255% 8/20/38 (j)		1,567	1,600
Series 2008-83 Class FB, 1.0655% 9/20/38 (j)		1,588	1,623
Series 2009-108 Class CF, 0.761% 11/16/39 (j)		1,285	1,300
Series 2009-116 Class KF, 0.691% 12/16/39 (j)		1,047	1,057
Series 2010-9 Class FA, 0.681% 1/16/40 (j)		1,669	1,686
Series 2010-H17 Class FA, 0.4863% 7/20/60 (j)(o)		5,345	5,320
Series 2010-H18 Class AF, 0.4555% 9/20/60 (j)(o)		6,057	5,993
Series 2010-H19 Class FG, 0.4555% 8/20/60 (j)(o)		7,535	7,457
Series 2010-H27 Series FA, 0.5355% 12/20/60 (j)(o)		2,266	2,243
Series 2011-H05 Class FA, 0.6555% 12/20/60 (j)(o)		3,949	3,941
Series 2011-H07 Class FA, 0.6555% 2/20/61 (j)(o)		7,162	7,139
Series 2011-H12 Class FA, 0.6455% 2/20/61 (j)(o)		9,059	9,039
Series 2011-H13 Class FA, 0.6555% 4/20/61 (j)(o)		3,482	3,475
Series 2011-H14:
Class FB, 0.6555% 5/20/61 (j)(o)		4,082	4,063
Class FC, 0.6555% 5/20/61 (j)(o)		3,777	3,764
Series 2011-H17 Class FA, 0.6855% 6/20/61 (j)(o)		5,043	5,041
Series 2011-H21 Class FA, 0.7555% 10/20/61 (j)(o)		5,461	5,471
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-H01 Class FA, 0.8555% 11/20/61 (j)(o)		$ 4,578	$ 4,604
Series 2012-H03 Class FA, 0.8555% 1/20/62 (j)(o)		2,894	2,910
Series 2012-H06 Class FA, 0.7855% 1/20/62 (j)(o)		4,472	4,486
Series 2012-H07 Class FA, 0.7855% 3/20/62 (j)(o)		2,780	2,792
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		282	286
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		64	64
Series 2010-99 Class PT, 3.5% 8/20/33		77	77
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,928	301
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,405
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		6,473	6,787
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		11,492	12,504
Series 2010-H17 Class XP, 5.3004% 7/20/60 (j)(o)		15,529	16,870
Series 2010-H18 Class PL, 5.01% 9/20/60 (j)(o)		11,923	12,959
Series 2012-64 Class KB, 4.4247% 5/20/41 (j)		1,211	1,355
Series 2013-124:
Class ES, 8.4461% 4/20/39 (j)(m)		4,219	4,801
Class ST, 8.5794% 8/20/39 (j)(m)		7,926	9,223
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $232,452)			234,315
Commercial Mortgage Securities - 1.1%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5195% 4/25/19 (j)		2,513	2,514
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,723
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,400
Series K009 Class A2, 3.808% 8/25/20		20,970	22,694
Series K034 Class A1, 2.669% 2/25/23		9,257	9,492
Series K039 Class A2, 3.276% 7/25/24		16,000	16,785
Series K501 Class A2, 1.655% 11/25/16		5,440	5,504
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac: - continued
Series K714 Class A2, 3.097% 10/25/20		$ 14,000	$ 14,629
Series K716 Class A2, 3.132% 6/25/21		10,900	11,385
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $100,053)			101,126
Foreign Government and Government Agency Obligations - 18.1%

Arab Republic of Egypt 6.875% 4/30/40 (f)		650	668
Argentine Republic:
7% 10/3/15		41,680	40,409
7% 4/17/17		19,245	18,187
Azerbaijan Republic 4.75% 3/18/24 (f)		1,390	1,366
Bahamian Republic 6.95% 11/20/29 (f)		1,405	1,647
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(n)		500,000	0
value recovery B rights 1/2/21 (a)(n)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		18,170	17,111
8.95% 1/26/18		11,060	10,141
Brazilian Federative Republic:
5.625% 1/7/41		11,495	12,386
7.125% 1/20/37		10,260	13,005
8.25% 1/20/34		8,455	11,604
12.25% 3/6/30		2,660	4,868
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		8,636	7,859
Buoni Poliennali del Tesoro:
1.05% 12/1/19	EUR	20,000	24,277
1.5% 12/15/16	EUR	8,000	9,861
2.15% 12/15/21	EUR	70,050	88,901
2.5% 12/1/24	EUR	9,000	11,490
3.5% 6/1/18	EUR	37,350	49,354
4.5% 3/1/24	EUR	23,300	34,695
Canadian Government:
1.25% 2/1/16	CAD	43,400	37,451
1.5% 3/1/20	CAD	75,650	65,467
2.25% 6/1/25	CAD	58,250	51,756
3.5% 12/1/45	CAD	26,775	28,919
Central Bank of Nigeria warrants 11/15/20 (n)		6,250	641
Colombian Republic:
5.625% 2/26/44		1,425	1,603
6.125% 1/18/41		5,415	6,484
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Colombian Republic: - continued
7.375% 9/18/37		$ 4,400	$ 5,929
10.375% 1/28/33		7,000	10,938
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	213
Congo Republic 3.5% 6/30/29 (e)		12,658	11,392
Costa Rican Republic:
4.25% 1/26/23 (f)		2,240	2,050
4.375% 4/30/25 (f)		1,610	1,417
5.625% 4/30/43 (f)		640	526
7% 4/4/44 (f)		2,875	2,818
Croatia Republic:
5.5% 4/4/23 (f)		4,115	4,263
6% 1/26/24 (f)		1,500	1,616
6.25% 4/27/17 (f)		1,055	1,119
6.375% 3/24/21 (f)		4,715	5,151
6.625% 7/14/20 (f)		3,405	3,731
6.75% 11/5/19 (f)		3,660	4,008
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		1,785	1,798
5.875% 7/25/22 (f)		2,345	2,383
5.875% 7/25/22		740	752
6% 1/14/19 (f)		3,515	3,656
6.25% 10/4/20 (f)		4,505	4,691
6.25% 7/27/21 (f)		3,640	3,813
7.4% 1/22/15 (f)		1,335	1,335
Dominican Republic:
1.139% 8/30/24 (j)		6,913	7,153
5.875% 4/18/24 (f)		2,695	2,749
7.45% 4/30/44 (f)		5,725	6,255
7.5% 5/6/21 (f)		3,640	3,991
Dutch Government 3.25% 7/15/21	EUR	30,200	43,539
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,622
7.65% 6/15/35 (Reg. S)		2,435	2,581
8.25% 4/10/32 (Reg. S)		1,435	1,636
Finnish Government 0.375% 9/15/20 (Reg. S)	EUR	5,600	6,840
French Government:
OAT 3.25% 5/25/45	EUR	22,150	35,122
1.75% 11/25/24	EUR	34,250	45,075
Georgia Republic 6.875% 4/12/21 (f)		1,400	1,469
German Federal Republic 2.5% 8/15/46	EUR	5,550	8,613
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Hungarian Republic:
5.375% 3/25/24		$ 2,242	$ 2,427
5.75% 11/22/23		3,656	4,049
7.625% 3/29/41		5,615	7,465
Indonesian Republic:
3.375% 4/15/23 (f)		2,640	2,495
4.875% 5/5/21 (f)		6,265	6,617
5.25% 1/17/42 (f)		4,305	4,343
5.375% 10/17/23		1,850	2,017
5.875% 3/13/20 (f)		3,505	3,882
6.625% 2/17/37 (f)		5,025	5,879
6.75% 1/15/44 (f)		4,710	5,829
7.75% 1/17/38 (f)		10,525	13,775
7.875% 4/15/19	IDR	56,201,000	4,566
8.5% 10/12/35 (Reg. S)		9,515	13,226
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		10,755	10,916
7.25% 4/15/19 (f)		7,240	7,345
8.25% 4/15/24 (f)		1,500	1,541
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	34,324
5.5% 12/4/23		12,385	15,276
Italian Republic 4.75% 9/1/44	EUR	11,000	17,239
Ivory Coast:
5.375% 7/23/24 (f)		1,535	1,460
7.7743% 12/31/32		6,650	6,351
Japan Government:
0.1% 4/15/15	JPY	3,396,000	28,360
0.1% 9/15/15	JPY	996,000	8,322
0.1% 10/15/15	JPY	6,172,000	51,574
0.1% 1/15/16	JPY	1,200,000	10,031
1.3% 6/20/15	JPY	919,400	7,722
1.5% 12/20/44	JPY	750,000	6,610
1.9% 9/20/30	JPY	7,335,000	71,746
Jordanian Kingdom 2.503% 10/30/20		25,601	26,028
Lebanese Republic:
4% 12/31/17		9,321	9,274
4.75% 11/2/16		1,150	1,169
5.45% 11/28/19		4,060	4,062
6.375% 3/9/20		2,890	3,020
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Moroccan Kingdom:
4.25% 12/11/22 (f)		$ 3,360	$ 3,402
5.5% 12/11/42 (f)		1,900	1,955
Panamanian Republic:
6.7% 1/26/36		1,850	2,391
8.875% 9/30/27		1,875	2,719
9.375% 4/1/29		1,570	2,382
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
5.7% 8/12/24 (f)	PEN	10,620	3,564
8.75% 11/21/33		6,010	9,361
Philippine Republic:
7.75% 1/14/31		4,870	7,013
9.5% 2/2/30		4,100	6,652
10.625% 3/16/25		3,295	5,305
Plurinational State of Bolivia 5.95% 8/22/23 (f)		2,985	3,134
Provincia de Cordoba 12.375% 8/17/17 (f)		6,135	5,583
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		3,527	3,457
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,000	1,990
Republic of Armenia 6% 9/30/20 (f)		7,020	6,809
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,970	7,490
Republic of Serbia:
5.25% 11/21/17 (f)		1,375	1,412
5.875% 12/3/18 (f)		4,525	4,717
6.75% 11/1/24 (f)		8,579	8,627
7.25% 9/28/21 (f)		2,500	2,800
Republic of Zambia 5.375% 9/20/22 (f)		1,810	1,670
Romanian Republic:
4.375% 8/22/23 (f)		3,400	3,574
6.125% 1/22/44 (f)		4,536	5,494
6.75% 2/7/22 (f)		1,832	2,205
Russian Federation:
5.625% 4/4/42 (f)		4,800	4,005
5.875% 9/16/43 (f)		8,600	7,414
7.5% 3/31/30 (Reg. S)		20,112	20,856
12.75% 6/24/28 (Reg. S)		19,435	27,847
South African Republic 5.875% 9/16/25		1,355	1,526
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,425	1,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic:
5.125% 3/25/22		$ 3,445	$ 3,665
5.625% 3/30/21		4,015	4,411
6.25% 9/26/22		4,590	5,238
6.75% 4/3/18		5,480	6,097
6.75% 5/30/40		5,270	6,508
6.875% 3/17/36		10,920	13,500
7% 3/11/19		3,695	4,212
7.25% 3/5/38		6,770	8,757
7.375% 2/5/25		10,250	12,755
7.5% 11/7/19		6,405	7,508
8% 2/14/34		2,075	2,841
11.875% 1/15/30		3,915	6,925
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		2,640	1,584
Ukraine Government:
6.875% 9/23/15 (Reg. S)		5,875	4,171
9.25% 7/24/17 (f)		5,720	3,489
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	13,400	21,421
2.25% 9/7/23	GBP	10,000	16,331
2.75% 9/7/24	GBP	31,100	52,738
3.5% 7/22/68	GBP	20,355	41,129
United Mexican States:
4.75% 3/8/44		9,856	10,275
5.55% 1/21/45		2,180	2,534
6.05% 1/11/40		10,640	13,013
6.75% 9/27/34		8,095	10,572
7.5% 4/8/33		2,900	4,024
8.3% 8/15/31		2,400	3,606
United Republic of Tanzania 6.3289% 3/9/20 (j)		1,450	1,515
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,750	9,281
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		97,601	830
5.75% 2/26/16 (Reg S.)		34,885	21,768
7% 3/31/38		2,560	1,047
9% 5/7/23 (Reg. S)		14,345	6,491
9.25% 9/15/27		4,275	1,973
9.25% 5/7/28 (Reg. S)		4,385	1,925
9.375% 1/13/34		3,620	1,571
11.75% 10/21/26 (Reg. S)		5,785	2,855
11.95% 8/5/31 (Reg. S)		17,185	8,593
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
12.75% 8/23/22		$ 12,580	$ 6,435
13.625% 8/15/18		1,229	643
Vietnamese Socialist Republic:
1.1875% 3/12/16 (j)		1,685	1,656
4% 3/12/28 (e)		14,093	13,741
4.8% 11/19/24 (f)		590	606
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,715,605)			1,709,968
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	153,000	2,416
Inter-American Development Bank 4.75% 10/25/15 (Reg. S)	INR	76,500	1,191
International Finance Corp. 7.75% 12/3/16	INR	87,000	1,431
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,301)			5,038
Common Stocks - 4.8%
	Shares
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.2%
Delphi Automotive PLC	117,500	8,545
Remy International, Inc.	122,400	2,561
Tenneco, Inc. (a)	117,300	6,640
		17,746
Automobiles - 0.1%
General Motors Co.	4,305	150
General Motors Co.:
warrants 7/10/16 (a)	144,757	3,657
warrants 7/10/19 (a)	144,757	2,480
Motors Liquidation Co. GUC Trust (a)	36,934	711
		6,998
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	32,078	48
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc. (a)	6,500	$ 4,449
Extended Stay America, Inc. unit	534,200	10,315
Station Holdco LLC (a)(p)(r)	4,989,172	11,575
Station Holdco LLC (a)(s)(r)	37,963	88
Station Holdco LLC:
unit (a)(s)(r)	57,186	14
warrants 6/15/18 (a)(p)(r)	198,954	50
		26,491
Household Durables - 0.3%
Lennar Corp. Class A	210,400	9,428
Standard Pacific Corp. (a)	777,500	5,668
Taylor Morrison Home Corp. (a)	323,500	6,111
Whirlpool Corp.	53,400	10,346
		31,553
Media - 0.3%
AMC Networks, Inc. Class A (a)	133,400	8,507
Haights Cross Communications, Inc. (a)	8,267	0
Naspers Ltd. Class N	73,600	9,640
Sinclair Broadcast Group, Inc. Class A	387,900	10,613
		28,760
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,210,500	10,380
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	67,000	6,100
Michael Kors Holdings Ltd. (a)	160,700	12,069
		18,169
TOTAL CONSUMER DISCRETIONARY		140,145
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	142,776	450
The Hain Celestial Group, Inc. (a)	191,200	11,145
		11,595
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Ocean Rig UDW, Inc. (United States)	304,100	2,822
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
Carrizo Oil & Gas, Inc. (a)	86,600	$ 3,603
Crestwood Midstream Partners LP	220,000	3,340
		6,943
TOTAL ENERGY		9,765
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (a)	3,883,237	0
HEALTH CARE - 0.9%
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	20,000	6,789
Celgene Corp. (a)	97,100	10,862
Gilead Sciences, Inc. (a)	121,400	11,443
		29,094
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (a)	121,600	6,557
HCA Holdings, Inc. (a)	149,300	10,957
Rotech Healthcare, Inc. (a)	68,276	1,262
		18,776
Pharmaceuticals - 0.4%
AbbVie, Inc.	223,000	14,593
Actavis PLC (a)	58,800	15,136
Valeant Pharmaceuticals International (Canada) (a)	65,500	9,377
		39,106
TOTAL HEALTH CARE		86,976
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,430	0
warrants 8/17/24 (a)	800	0
Airlines - 0.4%
Air Canada (a)	464,200	4,743
American Airlines Group, Inc.	397,700	21,329
Delta Air Lines, Inc.	241,000	11,855
		37,927
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Nortek, Inc. (a)	7,154	$ 582
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)	2,118,984	424
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		2
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	123,200	4,227
Penhall Acquisition Co.:
Class A (a)	6,088	524
Class B (a)	2,029	175
United Rentals, Inc. (a)	111,200	11,344
		16,270
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	406,682	9,153
TOTAL INDUSTRIALS		64,358
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
CDW Corp.	455,500	16,020
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	245,200	25,486
Baidu.com, Inc. sponsored ADR (a)	27,100	6,178
Google, Inc. Class A (a)	13,700	7,270
		38,934
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. (a)	419,200	10,576
MagnaChip Semiconductor Corp. (a)	49,030	637
RF Micro Devices, Inc. (a)	251,100	4,166
Skyworks Solutions, Inc.	210,900	15,335
Spansion, Inc. Class A (a)	2,105	72
TriQuint Semiconductor, Inc. (a)	333,300	9,182
		39,968
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	81,200	8,963
TOTAL INFORMATION TECHNOLOGY		103,885
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	122,400	$ 9,717
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	268,088	16,348
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	38,307	411
Mirabela Nickel Ltd. (a)	2,473,165	59
		470
TOTAL MATERIALS		26,535
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	272,900	7,352
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	275
TOTAL COMMON STOCKS (Cost $439,012)		450,886
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	451
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50%	305,400	16,034
TOTAL CONVERTIBLE PREFERRED STOCKS		16,485
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K, 6.375%	218,984	5,676
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	25,686	$ 25,676
TOTAL FINANCIALS		31,352
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	1,550,603	1,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,623
TOTAL PREFERRED STOCKS (Cost $35,638)		49,108
Bank Loan Obligations - 2.3%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)		$ 10,258	9,335
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (j)		1,575	1,573
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)		8,724	8,626
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (j)		2,612	2,533
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (j)		406	404
Tranche B 2LN, term loan 9.25% 7/15/21 (j)		1,690	1,665
			24,136
Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (j)		2,145	1,984
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	7
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Livent, Inc.: - continued
Tranche B, term loan 18% 1/15/49 pay-in-kind (c)	CAD	5	$ 4
			1,995
TOTAL CONSUMER DISCRETIONARY			26,131
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (j)		$ 2,865	2,844
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (j)		7,583	7,435
TOTAL CONSUMER STAPLES			10,279
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (j)		202	159
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (j)		3,190	3,190
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)		16,650	12,092
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (j)		1,015	802
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)		1,451	1,146
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (j)		75	59
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (j)		1,765	1,765
			19,054
TOTAL ENERGY			19,213
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (j)		10,590	10,511
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)		$ 262	$ 260
TOTAL FINANCIALS			10,771
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (j)		12,453	12,297
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)		1,719	1,715
Tranche B 2LN, term loan 8.25% 11/30/20 (j)		3,455	3,433
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)		1,756	1,721
			6,869
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)		2,325	2,244
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (j)		6,935	7,074
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (j)		450	444
Tranche B 1LN, term loan 5.5% 11/12/21 (j)		410	408
			7,926
TOTAL INFORMATION TECHNOLOGY			10,170
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)		3,937	3,780
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (j)		2,120	2,101
TOTAL MATERIALS			5,881
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)		$ 7,103	$ 7,068
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (j)		395	391
			7,459
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (j)		2,821	2,807
Tranche D-2, term loan 3.7331% 3/31/19 (j)		564	547
			3,354
TOTAL TELECOMMUNICATION SERVICES			10,813
UTILITIES - 1.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (j)		1,767	1,674
Independent Power Producers & Renewable Electricity Producers - 1.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (j)		103,451	103,580
TOTAL UTILITIES			105,254
TOTAL BANK LOAN OBLIGATIONS (Cost $223,430)			217,678
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (j)		3,635	3,517
Goldman Sachs 1.1875% 12/14/19 (j)		3,331	3,222
Mizuho 1.1875% 12/14/19 (j)		2,380	2,302
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,521)			9,041
Fixed-Income Funds - 3.9%
Shares
Fidelity Floating Rate Central Fund (k) (Cost $356,043)	3,500,840	366,013
Preferred Securities - 2.5%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	$ 7,335	$ 7,624
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	3,330	3,389
FINANCIALS - 2.2%
Banks - 2.0%
Bank of America Corp.:
5.125% (g)(j)	10,690	10,332
5.2% (g)(j)	23,520	21,831
6.25% (g)(j)	7,170	7,233
8% (g)(j)	3,065	3,394
8.125% (g)(j)	2,245	2,445
Barclays Bank PLC 7.625% 11/21/22	17,490	19,275
Citigroup, Inc.:
5.8% (g)(j)	8,960	9,051
5.9% (g)(j)	13,975	13,937
5.95% (g)(j)	25,260	25,514
6.3% (g)(j)	2,145	2,130
JPMorgan Chase & Co.:
5% (g)(j)	12,930	13,014
6% (g)(j)	23,845	24,142
6.125% (g)(j)	5,990	6,038
6.75% (g)(j)	3,295	3,569
Wells Fargo & Co.:
5.9% (g)(j)	20,195	20,453
7.98% (g)(j)	2,035	2,295
		184,653
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.7% (g)(j)	12,639	12,888
Consumer Finance - 0.1%
American Express Co. 5.2% (g)(j)	7,825	8,005
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)	2,595	2,545
8.625% (Reg. S) (g)	380	373
		2,918
TOTAL FINANCIALS		208,464
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (f)(g)	$ 11,195	$ 10,521
7.5% (Reg. S) (g)	250	235
		10,756
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	6,300	4,642
TOTAL PREFERRED SECURITIES (Cost $237,866)		234,875
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.13% (b) (Cost $374,747)	374,746,561	374,747
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $768)	1/13/15	$ 25,683	0
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,315,242)	9,401,563
NET OTHER ASSETS (LIABILITIES) - 0.2%	16,806
NET ASSETS - 100%	$ 9,418,369
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
158 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2015	$ 20,034	$ 89
357 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2015	78,038	(56)
289 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2015	34,371	78
217 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2015	31,370	846
238 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2015	39,315	1,461
TOTAL TREASURY CONTRACTS		$ 203,128	$ 2,418

The face value of futures purchased as a percentage of net assets is 2.1%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Mar. 2017	7,300	3-month LIBOR	1.25%	$ 2	$ 0	$ 2
CME	Mar. 2020	4,200	3-month LIBOR	2.25%	3	0	3
CME	Mar. 2025	23,300	3-month LIBOR	3%	90	0	90
CME	Mar. 2045	700	3.5%	3-month LIBOR	4	0	4
TOTAL INTEREST RATE SWAPS					$ 99	$ 0	$ 99

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,643,124,000 or 17.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,849,000.
(i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $828,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(q) As of period end, security was subject to an agreement restricting sale entered into in connection with the litigation described in the Notes to Financial Statements.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,186,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC	4/1/13	$ 44
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
(s) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 284
Fidelity Floating Rate Central Fund	5,137
Total	$ 5,421
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 48,677	$ 325,234	$ -	$ 366,013	15.8%
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,145	$ 128,370	$ -	$ 11,775
Consumer Staples	12,046	11,145	450	451
Energy	9,765	9,765	-	-
Financials	31,352	5,676	25,676	-
Health Care	86,976	85,714	-	1,262
Industrials	65,629	54,080	-	11,549
Information Technology	103,885	103,885	-	-
Materials	26,535	26,065	-	470
Telecommunication Services	7,352	7,352	-	-
Utilities	16,309	16,309	-	-
Corporate Bonds	3,671,672	-	3,640,253	31,419
U.S. Government and Government Agency Obligations	1,838,470	-	1,838,470	-
U.S. Government Agency - Mortgage Securities	138,626	-	138,626	-
Collateralized Mortgage Obligations	234,315	-	234,315	-
Commercial Mortgage Securities	101,126	-	101,126	-
Foreign Government and Government Agency Obligations	1,709,968	-	1,684,506	25,462
Supranational Obligations	5,038	-	5,038	-
Bank Loan Obligations	217,678	-	214,053	3,625
Sovereign Loan Participations	9,041	-	-	9,041
Fixed-Income Funds	366,013	366,013	-	-
Preferred Securities	234,875	-	234,875	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other	$ -	$ -	$ -	$ -
Money Market Funds	374,747	374,747	-	-
Purchased Swaptions	-	-	-	-
Total Investments in Securities:	$ 9,401,563	$ 1,189,121	$ 8,117,388	$ 95,054
Other Derivative Instruments:
Assets
Futures Contracts	$ 2,474	$ 2,474	$ -	$ -
Swaps	99	-	99	-
Total Assets	$ 2,573	$ 2,474	$ 99	$ -
Liabilities
Futures Contracts	$ (56)	$ (56)	$ -	$ -
Total Other Derivative Instruments:	$ 2,517	$ 2,418	$ 99	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 55,499
Net Realized Gain (Loss) on Investment Securities	(4,672)
Net Unrealized Gain (Loss) on Investment Securities	12,461
Cost of Purchases	12,438
Proceeds of Sales	(74,411)
Amortization/Accretion	892
Transfers into Level 3	103,031
Transfers out of Level 3	(10,184)
Ending Balance	$ 95,054
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ 7,532

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 2,474	$ (56)
Purchased Swaptions (b)	-	-
Swaps (c)	99	-
Total Value of Derivatives	$ 2,573	$ (56)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.1%
Canada	3.5%
United Kingdom	3.0%
Italy	2.6%
Luxembourg	2.1%
Japan	2.1%
Netherlands	2.0%
France	1.6%
Bermuda	1.4%
Mexico	1.3%
Argentina	1.3%
Venezuela	1.1%
Indonesia	1.1%
Turkey	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,584,452)	$ 8,660,803
Fidelity Central Funds (cost $730,790)	740,760
Total Investments (cost $9,315,242)		$ 9,401,563
Receivable for investments sold		56,560
Receivable for fund shares sold		11,182
Dividends receivable		154
Interest receivable		94,876
Distributions receivable from Fidelity Central Funds		1,506
Receivable for daily variation margin for derivative instruments		213
Prepaid expenses		19
Total assets		9,566,073

Liabilities
Payable for investments purchased	$ 94,337
Payable for fund shares redeemed	42,763
Distributions payable	2,083
Accrued management fee	4,420
Distribution and service plan fees payable	2,510
Other affiliated payables	1,394
Other payables and accrued expenses	197
Total liabilities		147,704

Net Assets		$ 9,418,369
Net Assets consist of:
Paid in capital		$ 9,339,738
Undistributed net investment income		9,883
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		88,422
Net Assets		$ 9,418,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,794,117 ÷ 318,181 shares)	$ 11.92

Maximum offering price per share (100/96.00 of $11.92)	$ 12.42
Class T: Net Asset Value and redemption price per share ($1,178,611 ÷ 98,895 shares)	$ 11.92

Maximum offering price per share (100/96.00 of $11.92)	$ 12.42
Class B: Net Asset Value and offering price per share ($100,168 ÷ 8,372 shares)A	$ 11.96

Class C: Net Asset Value and offering price per share ($1,663,969 ÷ 139,907 shares)A	$ 11.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,681,504 ÷ 221,879 shares)	$ 12.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2014

Investment Income
Dividends		$ 14,198
Interest		397,729
Income from Fidelity Central Funds		5,421
Total income		417,348

Expenses
Management fee	$ 53,167
Transfer agent fees	14,739
Distribution and service plan fees	31,512
Accounting and security lending fees	1,553
Custodian fees and expenses	273
Independent trustees' compensation	41
Registration fees	229
Audit	127
Legal	209
Miscellaneous	86
Total expenses before reductions	101,936
Expense reductions	(17)	101,919
Net investment income (loss)		315,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	151,462
Foreign currency transactions	(2,720)
Futures contracts	10,622
Swaps	(5,525)
Total net realized gain (loss)		153,839
Change in net unrealized appreciation (depreciation) on: Investment securities	(156,373)
Assets and liabilities in foreign currencies	1,840
Futures contracts	4,475
Swaps	(1,649)
Total change in net unrealized appreciation (depreciation)		(151,707)
Net gain (loss)		2,132
Net increase (decrease) in net assets resulting from operations		$ 317,561

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 315,429	$ 392,931
Net realized gain (loss)	153,839	79,457
Change in net unrealized appreciation (depreciation)	(151,707)	(494,592)
Net increase (decrease) in net assets resulting from operations	317,561	(22,204)
Distributions to shareholders from net investment income	(312,786)	(375,680)
Distributions to shareholders from net realized gain	(146,168)	(131,306)
Total distributions	(458,954)	(506,986)
Share transactions - net increase (decrease)	6,261	(2,254,341)
Total increase (decrease) in net assets	(135,132)	(2,783,531)

Net Assets
Beginning of period	9,553,501	12,337,032
End of period (including undistributed net investment income of $9,883 and undistributed net investment income of $30,953, respectively)	$ 9,418,369	$ 9,553,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13
Income from Investment Operations
Net investment income (loss) C	.422	.449	.479	.536	.622
Net realized and unrealized gain (loss)	.005	(.441)	.776	.009	.500
Total from investment operations	.427	.008	1.255	.545	1.122
Distributions from net investment income	(.419)	(.431)	(.442)	(.572)	(.582)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.607)	(.598)	(.635)	(.855)	(.872)
Net asset value, end of period	$ 11.92	$ 12.10	$ 12.69	$ 12.07	$ 12.38
Total ReturnA, B	3.52%	.08%	10.57%	4.47%	9.48%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.99%	.98%	.98%	.99%	.99%
Expenses net of all reductions	.99%	.98%	.98%	.99%	.99%
Net investment income (loss)	3.42%	3.61%	3.83%	4.29%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 3,794	$ 4,205	$ 5,582	$ 4,746	$ 4,169
Portfolio turnover rateE	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12
Income from Investment Operations
Net investment income (loss) C	.422	.449	.479	.536	.621
Net realized and unrealized gain (loss)	.006	(.431)	.766	.009	.511
Total from investment operations	.428	.018	1.245	.545	1.132
Distributions from net investment income	(.420)	(.431)	(.442)	(.572)	(.582)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.608)	(.598)	(.635)	(.855)	(.872)
Net asset value, end of period	$ 11.92	$ 12.10	$ 12.68	$ 12.07	$ 12.38
Total ReturnA, B	3.52%	.17%	10.49%	4.48%	9.57%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.99%	.98%	.98%	.98%	.99%
Expenses net of all reductions	.99%	.98%	.98%	.98%	.99%
Net investment income (loss)	3.42%	3.61%	3.83%	4.29%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 1,179	$ 1,265	$ 1,554	$ 1,471	$ 1,571
Portfolio turnover rateE	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16
Income from Investment Operations
Net investment income (loss) C	.338	.362	.391	.449	.535
Net realized and unrealized gain (loss)	.004	(.432)	.765	.007	.509
Total from investment operations	.342	(.070)	1.156	.456	1.044
Distributions from net investment income	(.334)	(.343)	(.353)	(.483)	(.494)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.522)	(.510)	(.546)	(.766)	(.784)
Net asset value, end of period	$ 11.96	$ 12.14	$ 12.72	$ 12.11	$ 12.42
Total ReturnA, B	2.80%	(.54)%	9.67%	3.72%	8.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.68%	1.69%	1.69%	1.69%	1.70%
Expenses net of fee waivers, if any	1.68%	1.69%	1.69%	1.69%	1.70%
Expenses net of all reductions	1.68%	1.69%	1.69%	1.69%	1.70%
Net investment income (loss)	2.73%	2.90%	3.12%	3.59%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 137	$ 204	$ 244	$ 307
Portfolio turnover rateE	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10
Income from Investment Operations
Net investment income (loss) C	.329	.355	.384	.441	.528
Net realized and unrealized gain (loss)	.007	(.440)	.767	.010	.512
Total from investment operations	.336	(.085)	1.151	.451	1.040
Distributions from net investment income	(.328)	(.338)	(.348)	(.478)	(.490)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.516)	(.505)	(.541)	(.761)	(.780)
Net asset value, end of period	$ 11.89	$ 12.07	$ 12.66	$ 12.05	$ 12.36
Total ReturnA, B	2.76%	(.66)%	9.68%	3.71%	8.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.73%	1.73%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.73%	1.73%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.73%	1.73%	1.73%	1.74%	1.74%
Net investment income (loss)	2.67%	2.86%	3.08%	3.54%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,664	$ 1,767	$ 2,238	$ 1,824	$ 1,609
Portfolio turnover rateE	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25
Income from Investment Operations
Net investment income (loss) B	.455	.484	.514	.570	.657
Net realized and unrealized gain (loss)	.012	(.437)	.779	.003	.514
Total from investment operations	.467	.047	1.293	.573	1.171
Distributions from net investment income	(.449)	(.460)	(.470)	(.600)	(.611)
Distributions from net realized gain	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.637)	(.627)	(.663)	(.883)	(.901)
Net asset value, end of period	$ 12.09	$ 12.26	$ 12.84	$ 12.21	$ 12.52
Total ReturnA	3.80%	.39%	10.78%	4.66%	9.80%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.76%	.75%	.75%	.76%	.76%
Net investment income (loss)	3.65%	3.84%	4.07%	4.52%	5.23%
Supplemental Data
Net assets, end of period (in millions)	$ 2,682	$ 2,179	$ 2,759	$ 1,812	$ 1,481
Portfolio turnover rateD	121%	135%	126%	221%	207%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual share holder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales, futures contracts and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 410,699
Gross unrealized depreciation	(318,299)
Net unrealized appreciation (depreciation) on securities	$ 92,400

Tax Cost	$ 9,309,163

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 4,042
Net unrealized appreciation (depreciation) on securities and other investments	$ 92,124

The fund intends to elect to defer to its next fiscal year $16,666 of currency losses recognized during the period November 1, 2014 to December 31, 2014.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2014	December 31, 2013
Ordinary Income	$ 336,888	$ 404,690
Long-term Capital Gains	122,066	102,296
Total	$ 458,954	$ 506,986

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 10,622	$ 4,475
Purchased Options	1,039	(768)
Swaps	(5,525)	(1,649)
Totals (a)	$ 6,136	$ 2,058

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund

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4. Derivative Instruments - continued

Interest Rate Swaps - continued

entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,245,254 and $7,088,306, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,102	$ 90
Class T	-%	.25%	3,079	29
Class B	.65%	.25%	1,073	775
Class C	.75%	.25%	17,258	1,383
			$ 31,512	$ 2,277

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 268
Class T	56
Class B*	141
Class C*	101
$ 566

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 6,153.15
Class T	1,834.15
Class B	229.19
Class C	2,523.15
Institutional Class	4,000.17
	$ 14,739

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $250.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of fifteen dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2014	2013
From net investment income
Class A	$ 137,510	$ 172,638
Class T	41,939	49,547
Class B	3,240	4,623
Class C	45,973	55,636
Institutional Class	84,124	93,236
Total	$ 312,786	$ 375,680
From net realized gain
Class A	$ 59,022	$ 58,020
Class T	18,268	17,276
Class B	1,556	1,893
Class C	25,946	24,319
Institutional Class	41,376	29,798
Total	$ 146,168	$ 131,306

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class A
Shares sold	62,939	67,582	$ 776,718	$ 844,208
Reinvestment of distributions	15,104	14,640	184,389	180,437
Shares redeemed	(107,328)	(174,793)	(1,322,245)	(2,165,571)
Net increase (decrease)	(29,285)	(92,571)	$ (361,138)	$ (1,140,926)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2014	2013	2014	2013
Class T
Shares sold	13,996	18,626	$ 172,575	$ 232,419
Reinvestment of distributions	4,668	4,677	56,953	57,585
Shares redeemed	(24,319)	(41,312)	(299,446)	(512,416)
Net increase (decrease)	(5,655)	(18,009)	$ (69,918)	$ (222,412)
Class B
Shares sold	215	313	$ 2,679	$ 3,921
Reinvestment of distributions	334	421	4,082	5,199
Shares redeemed	(3,487)	(5,431)	(43,142)	(67,694)
Net increase (decrease)	(2,938)	(4,697)	$ (36,381)	$ (58,574)
Class C
Shares sold	18,934	20,484	$ 233,057	$ 255,848
Reinvestment of distributions	4,992	5,148	60,641	63,209
Shares redeemed	(30,358)	(56,133)	(372,456)	(693,259)
Net increase (decrease)	(6,432)	(30,501)	$ (78,758)	$ (374,202)
Institutional Class
Shares sold	94,676	57,763	$ 1,183,458	$ 729,921
Reinvestment of distributions	8,622	7,895	106,429	98,556
Shares redeemed	(59,177)	(102,739)	(737,431)	(1,286,704)
Net increase (decrease)	44,121	(37,081)	$ 552,456	$ (458,227)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

14. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re:  ENERGY FUTURE HOLDINGS CORP. et al.  U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes, as identified in the Fund's Schedule of Investments, to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $11,832 as of period end. The Fund will also incur legal costs in defending the case.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 20, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, James C. Curvey, and John Engler, each of the Trustees oversees 233 funds. Mr. Curvey oversees 407 funds. Ms. Acton and Mr. Engler each oversees 215 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/17/2015	02/13/2015	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2014, $130,467,502, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.5928% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $171,811,077 of distributions paid during the period January 1, 2014 to December 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SII-UANN-0215
1.787728.111

Item 2. Code of Ethics

As of the end of the period, December 31, 2014, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$96,000	$-	$6,200	$2,600

December 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$97,000	$-	$7,500	$2,700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2014A	December 31, 2013A
Audit-Related Fees	$-	$765,000
Tax Fees	$-	$-
All Other Fees	$650,000	$795,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2014 A	December 31, 2013 A
Deloitte Entities	$1,815,000	$1,690,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2015